united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 11/30/21

Amended to update trust name.

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST

CLASS A, C, I AND R6 SHARES

ANNUAL REPORT
NOVEMBER 30, 2021

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

James Alpha Funds Trust d/b/a Easterly Funds Trust
ANNUAL REPORT TO SHAREHOLDERS

January 26, 2022

Dear Shareholder:

We are pleased to provide you with this annual report on the investment strategies and performance of the funds in the James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”). This report covers the twelve months from December 1, 2020 through November 30, 2021.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy. In our opinion, the Easterly Funds are managed by some of the world’s leading institutional investment advisory firms. It is our belief that combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ECONOMIC OVERVIEW

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States increased by an annualized growth rate (AGR) of 4.9% during the third quarter of 2021, a significant growth rate driven by technical ‘base effects’ from Q3 2020. The primary driver of strong performance in the markets in the past 12 months has been the continued recovery in the post-Covid world. Successful vaccination programs, continued support from both monetary and fiscal sources, and consumers who are ready to spend have all supported a robust recovery. New Home Sales were down from their cycle high (around 1 million) to an annualized 744 thousand units in November 2021, still far above average from the past decade. The auto industry suffered a massive decline in sales during the first half of 2020, experienced a cycle high in April 2021 (where an annualized 18.5 million auto sales occurred; a five year high), but has been on a decline each month since. The unemployment rate declined from 14.7% in April 2020 to 4.2% in November 2021. The unemployment claims is an important leading indicator in our work, specifically the 4-week sum of weekly Initial Claims data. That number has dropped to 879 thousand from a pandemic peak of over 21 million claims. For perspective, the historic average from 1967 to present is about 1.5 million. The overall economy in 2021 could be characterized as a ‘boom’ economy, with expanding equity valuations, rising interest rates, and shortages of good and services across the economy driven by robust consumer demand and lingering supply chain issues that have been morphing since the beginning of the pandemic. This market has been largely controlled by the Federal Reserve, who have signaled their commitment to support economic demand through extremely easy monetary policy and continued massive liquidity injections. The Fed’s language around inflation in the past year has meaningfully changed from an absolute target to an inflation averaging target where they have let inflation run hot (above target) in order to achieve a long-term average of their target of 2%. The Fed continues to sustain historic emergency measures even with the strong economic backdrop.

Monetary Policy: The Federal Reserve has remained extraordinarily accommodative since the beginning of the pandemic, but with falling unemployment, strong demand, and persistently high inflation, the tone at the Fed has begun to shift towards reining in their emergency measures. In its most recent FOMC statement, the Committee stated that they “should be prepared to adjust the pace of asset purchases and raise the target range of the federal funds rate sooner than participants currently anticipated if inflation continued to run higher than levels consistent with the Committee’s objectives”. They also said they would “not hesitate to take appropriate actions to address inflation pressures that posed risks to its longer-run price stability and employment objectives”. This constitutes a major pivot as the median forecast now shows balance sheet tapering finishing in March 2022 (previous forecast was for summer of 2022). In terms of the benchmark Fed Funds rate, the Committee’s updated projection (i.e., the Dot Plot) signaled that rate hikes may come sooner than expected with the median forecast showing one rate hike in 2022 and three more hikes in 2023. Market participants / traders are pricing in three rate hikes over the next twelve months.

Interest Rates: Treasury yields bottomed in August 2020 and have generally increased ever since, although the rise has been volatile. In the twelve months since the end of November 2020, the yield curve has steepened with the 5-year treasury rate moving from 0.36% to 1.16%, the 10-year rate going from 0.84% to 1.44%, and the 30-year rate going from 1.57% to 1.79%. Ultra-short-term rates are largely unchanged; however, there has been a sizeable tick up in the 2-year rate (from 0.15% to 0.57%). With the Fed setting the stage for tapering their asset purchases (and raising the Fed Funds rate soon thereafter), we believe the environment is supportive of rates and yields will remain steady to higher over the next 12 months.

Equity Valuations: Equity markets have rebounded strongly off the pandemic lows with the S&P 500 up 27.9% since the end of November 2020. During 2021, the S&P 500 achieved a new record high close on 67 separate trading sessions with a maximum drawdown of only 5.2%. Depending on the metric, valuations range anywhere from fairly valued to strongly overvalued. As an example, Warren Buffett’s favorite indicator is the ratio of total equity market cap to GDP (termed “the Buffett Indicator”) is near a record high level of 202% with the previous record high of 143% set in March 2000, indicating the market is strongly overvalued. However, the S&P 500 is currently trading at a forward P/E ratio of approximately 22.2 times, which is only modestly above its 30-year average of 21.2 times.

Inflation: Inflation, as measured by the consumer price index (CPI) was up 6.81% y-o-y in November 2021, a rate not seen since the early 1980’s. For the last year and a half, the Fed’s objective has been to run the economy hot through ultra-easy monetary policy with the intention of spurring inflation above their target to achieve a long-term average of 2%. Inflation data has come in much higher than forecast throughout 2021, which the Fed has called ‘transitory’ due to shortages and supply chain issues. Recently, they have stopped using the term ‘transitory’ with Powell now calling inflation pressures ‘frustrating’, a possible signal of future monetary tightening if inflation persists above forecast into next year.

COMPARING THE FUND PERFORMANCE TO BENCHMARKS

When reviewing the performance of the funds against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Easterly Fund was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their experience managing money within that class.

Therefore, we believe that Easterly Funds may be able to help investors to properly implement their asset allocation decisions and keep their investments within the risk parameters that they establish with their investment consultants. We feel that without the intended asset class consistency of the Easterly Funds, even the most carefully crafted allocation strategy could be negated. Furthermore, we believe the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Easterly Funds (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery, you’ll receive an email with a link to your James Alpha Funds Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at (833) 999-2636 for instructions on how to establish electronic delivery.

Investors should consider the investment objectives, risks, charges and expenses of the Easterly Funds carefully. This and other information about the Easterly Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call 888.814.8180. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Fund holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Easterly Funds are distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

14360851-UFD-01272022

Easterly EHS Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2021

The Fund’s performance figures* for each of the periods ended November 30, 2021, compared to its benchmarks:

		Annualized	Annualized
	1 Year Return	3 Year Return	Since Inception*
Class I	11.81%	11.73%	9.20%
Class R6	12.18%	12.07%	9.43%
HFRI Equity Hedge Total Index(a)	16.13%	12.26%	8.79%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 22, 2021, is 4.96% and 4.53% for the I and R6 Classes, respectively.

(a)	HFRI Equity Hedge Total Index: Investment Managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. The returns for the Index have been calculated from July 31, 2017.

*	Inception date is August 18, 2017.

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $1,000,000 INVESTED IN THE

EASTERLY EHS FUND VS. BENCHMARKS

Top 10 Holdings by Industry	% of Net Assets
Equity	63.5%
Fixed Income	25.3%
Commodity	0.6%
Specialty	0.1%
Other/Cash & Equivalents	10.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Total Hedge Portfolio
PORTFOLIO REVIEW (Unaudited)
November 30, 2021

The Fund’s performance figures* for each of the periods ended November 30, 2021, compared to its benchmarks:

		Annualized	Annualized
	1 Year Return	3 Year Return	Since Inception*
Class I	8.51%	8.14%	5.98%
Class R6	9.01%	8.49%	6.24%
HRFI Fund Weighted Composite Index(a)	13.72%	9.38%	6.86%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 22, 2021, is 2.69% and 2.69% for the I and R6 Classes, respectively.

(a)	The HFRI Fund Weighted Composite Index is a global, equal-weighted index of appx. 1,900 single-manager funds that report to HFR Database. Constituent funds report monthly net of all fees performance in US Dollar and have a minimum of $50 Million under management or a twelve (12) month track record of active performance. The HFRI Fund Weighted Composite Index does not include Funds of Hedge Funds.

*	Inception date is June 30, 2017.

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $1,000,000 INVESTED IN THE

EASTERLY TOTAL HEDGE PORTFOLIO VS. BENCHMARKS

Top 10 Holdings by Industry	% of Net Assets
Fixed Income	44.9%
Equity	34.1%
Alternative	9.4%
Commodity	1.9%
Mixed Allocation	0.7%
Specialty	0.2%
Other/Cash & Equivalents	8.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Structured Credit Value Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2021

The Fund’s performance figures* for each of the periods ended November 30, 2021, compared to its benchmarks:

			Annualized
	1 Year Return	3 Year Return	Since Inception*
Class A	5.44%	9.17%	8.89%
Class A With Load	-0.60%	7.03%	6.94%
Class C	4.71%	7.82%	7.66%
Class I	5.74%	8.78%	8.50%
Class R6	6.16%	9.19%	8.91%
Bloomberg Barclays US Aggregate Bond Index(a)	-1.15%	5.52%	4.76%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 22, 2021, is 1.80%, 2.60%, 1.58%%, and 1.59% for the A, C, I and R6 Classes, respectively.

(a)	The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investmen-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

*	Inception date is August 21, 2018.

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $1,000,000 INVESTED IN THE

EASTERLY STRUCTURED CREDIT VALUE FUND VS. BENCHMARKS

Top 10 Holdings by Industry	% of Net Assets
Collateralized Mortgage Obligations	28.8%
Non Agency CMBS	16.2%
CLO	7.4%
CDO	5.7%
Banking	5.3%
Institutional Financial Services	5.2%
Specialty Finance	4.5%
U.S. Treasury Bills	4.4%
Home Equity	3.5%
Residential Mortgage	2.5%
Other/Cash & Equivalents	16.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.9%
	COMMODITY - 0.6%
68	KraneShares Global Carbon Strategy ETF(a)	$3,252
27	SPDR Gold Shares(a)	4,468
		7,720
	EQUITY - 63.5%
50	Alerian MLP ETF	1,584
335	ALPS Medical Breakthroughs ETF(a)	14,372
125	Columbia India Consumer ETF	6,999
8	Consumer Discretionary Select Sector SPDR Fund	1,636
640	ETFMG Travel Tech ETF	15,040
10	First Trust Dow Jones Internet Index Fund(a)	2,298
576	First Trust Financial AlphaDEX Fund	25,955
150	First Trust MultiCap Growth AlphaDEX Fund	18,498
250	First Trust Small Cap Growth AlphaDEX Fund	18,365
17	Global X MSCI China Consumer Discretionary ETF	480
144	Global X MSCI Nigeria ETF	1,460
228	Goldman Sachs Hedge Industry VIP ETF	23,041
593	Invesco S&P 500 Equal Weight ETF, N	91,078
56	Invesco S&P 500 Pure Value ETF	4,272
1,139	Invesco S&P SmallCap Energy ETF	8,053
64	Invesco S&P SmallCap Health Care ETF(a)	11,037
42	Invesco S&P SmallCap Information Technology ETF	6,139
12	Invesco S&P SmallCap Utilities & Communication	772
31	Invesco Water Resources ETF	1,778
176	iShares Biotechnology ETF	27,142
50	iShares China Large-Cap ETF	1,910
20	iShares Expanded Tech-Software Sector ETF(a)	8,298
169	iShares Latin America 40 ETF	4,021
165	iShares Micro-Cap ETF	23,072
77	iShares MSCI Brazil ETF	2,232
40	iShares MSCI China Small-Cap ETF	2,071
15	iShares MSCI EAFE ETF, EQUITY	1,153
27	iShares MSCI Emerging Markets ETF, EQUITY	1,319
166	iShares MSCI Emerging Markets Small-Cap ETF	9,930
444	iShares MSCI Frontier and Sele	15,216

See accompanying notes to financial statements.

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.9% (Continued)
	EQUITY - 63.5% (Continued)
476	iShares MSCI India Small-Cap ETF	$28,231
53	iShares MSCI Indonesia ETF	1,236
47	iShares MSCI Ireland ETF	2,463
107	iShares MSCI Japan ETF	7,097
19	iShares MSCI Japan Small-Cap ETF	1,417
6	iShares MSCI South Africa ETF	269
43	iShares MSCI Taiwan ETF	2,782
20	iShares MSCI Thailand ETF	1,457
652	iShares MSCI UAE ETF	10,810
158	iShares MSCI United Kingdom Small-Cap ETF	7,056
81	iShares Russell 1000 Growth ETF	24,290
88	iShares Russell 1000 Value ETF	13,963
162	iShares Russell 2000 ETF, EQUITY	35,343
51	iShares Russell 2000 Growth ETF	14,897
327	iShares Russell 2000 Value ETF	52,473
73	iShares Russell Mid-Cap Growth ETF	8,388
300	iShares Russell Mid-Cap Value ETF	34,679
15	iShares U.S. Financial Services ETF	2,820
19	iShares U.S. Healthcare Providers ETF	4,946
21	iShares US Financials ETF	1,774
9	iShares US Pharmaceuticals ETF	1,685
203	KraneShares CSI China Internet ETF	8,942
61	Materials Select Sector SPDR Fund	5,164
72	SPDR FactSet Innovative Technology ETF	14,668
41	SPDR S&P 500 ETF Trust	18,678
321	SPDR S&P Emerging Asia Pacific ETF	39,629
2	SPDR S&P Oil & Gas Exploration & Production ETF	195
43	SPDR S&P Regional Banking ETF	3,002
862	VanEck Africa Index ETF	17,382
407	VanEck Brazil Small-Cap ETF	6,502
167	VanEck Egypt Index ETF	4,359
21	VanEck Israel ETF	1,009
365	VanEck Russia ETF	10,322
122	VanEck Russia Small-Cap ETF	4,335

See accompanying notes to financial statements.

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.9% (Continued)
	EQUITY - 63.5% (Continued)
9	VanEck Semiconductor ETF	$2,744
446	VanEck Vectors ChinaAMC SME-Ch	24,222
453	VanEck Vietnam ETF	9,400
401	Vanguard FTSE Emerging Markets ETF	19,725
140	Vanguard Total World Stock ETF	14,598
72	WisdomTree Emerging Markets SmallCap Dividend Fund	3,694
244	WisdomTree Japan Hedged SmallCap Equity Fund	10,180
435	Xtrackers Harvest CSI 300 China A-Shares ETF	16,739
28	Xtrackers Harvest CSI 500 China A-Shares ETF	1,155
76	Xtrackers MSCI All China Equity ETF	3,034
		846,975
	FIXED INCOME - 2.7%
300	Invesco Financial Preferred ETF	5,514
366	SPDR Bloomberg Convertible Securities ETF	30,726
		36,240
	SPECIALTY - 0.1%
15	ProShares Short VIX Short-Term Futures ETF(a)	806

	TOTAL EXCHANGE-TRADED FUNDS (Cost $915,447)	891,741

	EXCHANGE-TRADED NOTES — 0.0%
	SPECIALTY - 0.0%
11	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	280

	TOTAL EXCHANGE-TRADED NOTES (Cost $223)	280

	OPEN END FUNDS — 22.6%
	FIXED INCOME - 22.6%
26,962	Easterly Structured Credit Value Fund, Class R6(b)	300,628

	TOTAL OPEN END FUNDS (Cost $301,699)	300,628

See accompanying notes to financial statements.

EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

TOTAL INVESTMENTS - 89.5% (Cost $1,217,369)	$1,192,649
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.5%	139,520
NET ASSETS - 100.0%	$1,332,169

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Mexican Peso	12/22/2021	Brown Brothers Harriman	47,206	$2,187	$(79)
				$2,187	$(79)

To Sell:
Australian Dollar	12/22/2021	Brown Brothers Harriman	3,694	$2,620	$68
British Pound	12/22/2021	Brown Brothers Harriman	19,434	25,726	433
Canadian Dollar	12/22/2021	Brown Brothers Harriman	6,320	4,928	97
Euro	12/22/2021	Brown Brothers Harriman	15,177	17,100	71
Japanese Yen	12/22/2021	Brown Brothers Harriman	3,036,234	26,754	(227)
				$77,128	$442

Total					$363

(a)	Non-income producing security.

(b)	Affiliate issuer.

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.6%
	ALTERNATIVE - 4.0%
146	AlphaClone Alternative Alpha ETF	$11,984
10,988	iM DBi Managed Futures Strategy ETF	311,839
6,048	IQ Merger Arbitrage ETF	195,471
24,103	ProShares Merger ETF	995,016
		1,514,310
	COMMODITY - 1.9%
120	Invesco DB Agriculture Fund(a)	2,323
162	Invesco Optimum Yield Diversified Commodity	3,284
104	iShares GSCI Commodity Dynamic	3,547
22,464	iShares S&P GSCI Commodity Indexed Trust(a)	358,525
843	KraneShares Global Carbon Strategy ETF(a)	40,321
1,131	ProShares UltraShort Bloomberg Crude Oil(a)	18,922
462	SPDR Gold Shares(a)	76,461
4,623	United States Commodity Index Fund(a)	187,278
2,783	United States Natural Gas Fund, L.P.(a)	41,968
		732,629
	EQUITY - 34.1%
17	AdvisorShares STAR Global Buy-Write ETF	685
5,024	Alerian MLP ETF	159,160
82	ARK Innovation ETF	8,667
1	CI Active Utility & Infrastructure ETF	10
1,697	Columbia India Consumer ETF	95,015
48	Consumer Discretionary Select Sector SPDR Fund	9,813
1,042	Core Alternative ETF	30,594
142	Direxion NASDAQ-100 Equal Weighted Index Shares	12,198
2,475	Energy Select Sector SPDR Fund	135,110
8,955	ETFMG Travel Tech ETF	210,443
139	First Trust Dow Jones Internet Index Fund(a)	31,945
9,365	First Trust Financial AlphaDEX Fund	421,987
2,096	First Trust MultiCap Growth AlphaDEX Fund	258,479
3,497	First Trust Small Cap Growth AlphaDEX Fund	256,890
890	Global SuperDividend US ETF	17,693
202	Global X MSCI Argentina ETF	5,874
213	Global X MSCI China Consumer Discretionary ETF	6,015

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.6% (Continued)
	EQUITY - 34.1% (Continued)
2,014	Global X MSCI Nigeria ETF	$20,422
6,743	Global X SuperDividend ETF	82,332
3,279	Goldman Sachs Hedge Industry VIP ETF	331,364
59	Invesco DWA Consumer Cyclicals Momentum ETF	5,599
191	Invesco DWA Energy Momentum ETF	5,856
1,178	Invesco DWA Financial Momentum ETF	64,401
683	Invesco KBW High Dividend Yield Financial ETF	13,701
427	Invesco KBW Property & Casualty ETF	31,871
786	Invesco S&P 500 Pure Value ETF	59,956
24,210	Invesco S&P SmallCap Energy ETF	171,165
123	Invesco S&P SmallCap Financials ETF	7,186
902	Invesco S&P SmallCap Health Care ETF(a)	155,550
633	Invesco S&P SmallCap Information Technology ETF	92,526
102	Invesco S&P SmallCap Utilities & Communication	6,559
456	Invesco Water Resources ETF	26,147
262	IQ US Real Estate Small Cap ETF	6,659
2,583	iShares Biotechnology ETF	398,350
748	iShares China Large-Cap ETF	28,566
367	iShares EURO STOXX Mid UCITS ETF	28,560
218	iShares Expanded Tech-Software Sector ETF(a)	90,448
128	iShares Exponential Technologies ETF	8,294
6	iShares Global Financials ETF	466
206	iShares Global Materials ETF	17,901
78	iShares Global Timber & Forestry ETF	6,586
2,462	iShares Latin America 40 ETF	58,571
2,655	iShares Micro-Cap ETF	371,249
461	iShares Mortgage Real Estate ETF	16,287
770	iShares MSCI All Country Asia ex Japan ETF	64,133
1,371	iShares MSCI Australia ETF	33,535
1,208	iShares MSCI Brazil ETF	35,020
287	iShares MSCI Chile ETF	7,261
1,164	iShares MSCI China Small-Cap ETF	60,255
337	iShares MSCI EAFE ETF, EQUITY	25,895
388	iShares MSCI Emerging Markets ETF, EQUITY	18,950

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.6% (Continued)
	EQUITY - 34.1% (Continued)
2,325	iShares MSCI Emerging Markets Small-Cap ETF	$139,082
6,469	iShares MSCI Frontier and Sele	221,693
1,832	iShares MSCI Global Multifactor ETF	68,608
1,035	iShares MSCI Hong Kong ETF	24,105
6,657	iShares MSCI India Small-Cap ETF	394,827
735	iShares MSCI Indonesia ETF	17,140
674	iShares MSCI Ireland ETF	35,326
4,636	iShares MSCI Japan ETF	307,506
1,789	iShares MSCI Japan Small-Cap ETF	133,380
79	iShares MSCI South Africa ETF	3,546
606	iShares MSCI Taiwan ETF	39,202
238	iShares MSCI Thailand ETF	17,343
9,130	iShares MSCI UAE ETF	151,375
3	iShares MSCI United Kingdom ETF	96
2,770	iShares MSCI United Kingdom Small-Cap ETF	123,708
1,136	iShares Russell 1000 Growth ETF	340,664
1,237	iShares Russell 1000 Value ETF	196,275
3,511	iShares Russell 2000 ETF, EQUITY	765,995
832	iShares Russell 2000 Growth ETF	243,019
6,623	iShares Russell 2000 Value ETF	1,062,793
1,090	iShares Russell Mid-Cap Growth ETF	125,252
5,095	iShares Russell Mid-Cap Value ETF	588,982
734	iShares S&P Mid-Cap 400 Growth ETF	60,269
803	iShares S&P/TSX Capped Materials Index ETF	11,036
5	iShares S&P/TSX Global Gold Index ETF	70
1,329	iShares STOXX Europe 600 Banks UCITS ETF DE	20,524
56	iShares STOXX Europe 600 Basic Resources UCITS ETF	3,537
137	iShares STOXX Europe 600 Insurance UCITS ETF DE	4,705
54	iShares STOXX Europe 600 Utilities UCITS ETF DE	2,339
216	iShares U.S. Financial Services ETF	40,612
266	iShares U.S. Healthcare Providers ETF	69,240
85	iShares U.S. Medical Devices ETF	5,251
57	iShares US Consumer Discretionary ETF	4,726
300	iShares US Financials ETF	25,344

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.6% (Continued)
	EQUITY - 34.1% (Continued)
3,183	KraneShares CSI China Internet ETF	$140,211
850	Materials Select Sector SPDR Fund	71,953
55	SPDR Dow Jones Global Real Estate ETF	2,934
1,008	SPDR FactSet Innovative Technology ETF	205,350
145	SPDR S&P 500 ETF Trust	66,056
4,450	SPDR S&P Emerging Asia Pacific ETF	549,386
1,188	SPDR S&P Insurance ETF	45,382
200	SPDR S&P Metals & Mining ETF	8,236
27	SPDR S&P Oil & Gas Exploration & Production ETF	2,630
610	SPDR S&P Regional Banking ETF	42,584
31	SPDR S&P Retail ETF	2,912
12,400	VanEck Africa Index ETF	250,046
5,691	VanEck Brazil Small-Cap ETF	90,913
2,340	VanEck Egypt Index ETF	61,074
194	VanEck Israel ETF	9,321
608	VanEck Mortgage REIT Income ETF	11,053
2	VanEck Rare Earth/Strategic Metals ETF	246
9,430	VanEck Russia ETF	266,680
1,630	VanEck Russia Small-Cap ETF	57,914
6,246	VanEck Vectors ChinaAMC SME-Ch	339,220
6,345	VanEck Vietnam ETF	131,659
6,395	Vanguard FTSE Emerging Markets ETF	314,570
238	Vanguard Real Estate ETF	25,404
2,014	Vanguard Total World Stock ETF	210,000
962	WisdomTree Emerging Markets SmallCap Dividend Fund	49,351
854	WisdomTree International SmallCap Dividend Fund	60,198
4,448	WisdomTree Japan Hedged SmallCap Equity Fund	185,584
6,154	Xtrackers Harvest CSI 300 China A-Shares ETF	236,806
761	Xtrackers Harvest CSI 500 China A-Shares ETF	31,391
1,173	Xtrackers MSCI All China Equity ETF	46,820
		12,775,653
	FIXED INCOME - 29.8%
3	Direxion Daily 20 Year Plus Treasury Bull 3x	91
39	First Trust Emerging Markets Local Currency Bond	1,207

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.6% (Continued)
	FIXED INCOME - 29.8% (Continued)
3,182	First Trust Municipal High Income ETF	$178,319
53,250	First Trust Senior Loan ETF	2,528,844
1,670	Global X SuperIncome Preferred ETF	19,405
44,458	High Yield ETF	1,399,093
4,619	Highland/iBoxx Senior Loan ETF	73,188
5,118	Invesco Financial Preferred ETF	94,069
36,544	Invesco Global Short Term High Yield Bond ETF	781,676
997	Invesco Senior Loan ETF	21,735
2,929	Invesco Variable Rate Preferred ETF	75,041
759	iShares 7-10 Year Treasury Bond ETF	87,892
16,007	iShares Barclays USD Asia High Yield Bond Index	139,101
24	iShares CMBS ETF	1,288
122	iShares Convertible Bond ETF	11,855
16	iShares Core U.S. Aggregate Bond ETF	1,836
403	iShares Floating Rate Bond ETF	20,444
5,256	iShares iBoxx High Yield Corporate Bond ETF	450,124
2,360	iShares JP Morgan EM Corporate Bond ETF	120,030
1,906	iShares JPMorgan USD Emerging Markets Bond ETF	204,838
1,071	iShares MBS ETF	115,207
315	iShares National Muni Bond ETF	36,735
738	iShares Preferred & Income Securities ETF	28,347
1,757	PIMCO Enhanced Short Maturity Active ETF	178,669
21,233	SPDR Blackstone Senior Loan ET	963,129
6,050	SPDR Bloomberg Barclays Euro High Yield Bond UCITS	385,902
8,945	SPDR Bloomberg Convertible Securities ETF	750,933
170	SPDR Bloomberg High Yield Bond ETF	18,161
19,426	SPDR Doubleline Total Return Tactical ETF	930,700
22,053	VanEck Emerging Markets High Yield Bond ETF	490,459
14,365	VanEck Fallen Angel High Yield Bond ETF	465,713
8,800	VanEck International High Yield Bond ETF	210,408
535	Vanguard Mortgage-Backed Securities ETF	28,376
4,463	Vanguard Total International Bond Index Fund, ETF SHARES	255,417
3,384	WisdomTree Emerging Markets Local Debt Fund	100,743

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.6% (Continued)
	FIXED INCOME - 29.8% (Continued)
1,251	WisdomTree Interest Rate Hedged High Yield Bond	$27,272
		11,196,247
	MIXED ALLOCATION - 0.7%
3,714	iShares Morningstar Multi-Asset Income ETF	88,282
945	SPDR SSgA Income Allocation ETF	33,110
5,091	SPDR SSgA Multi-Asset Real Return ETF	145,093
		266,485
	SPECIALTY - 0.1%
1,197	Invesco DB US Dollar Index Bullish Fund(a)	30,763
198	ProShares Short VIX Short-Term Futures ETF(a)	10,644
		41,407

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,290,191)	26,526,731

	EXCHANGE-TRADED NOTES — 0.1%
	COMMODITY - 0.0%
68	iPath Series B Bloomberg Coffee Subindex Total(a)	4,284
61	iPath Series B Bloomberg Grains Subindex Total(a)	3,891
		8,175
	SPECIALTY - 0.1%
585	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	14,894

	TOTAL EXCHANGE-TRADED NOTES (Cost $22,622)	23,069

	OPEN END FUNDS — 20.5%
	ALTERNATIVE - 5.4%
119,446	Easterly Hedged Equity Fund, Class R6(b)	1,396,321
60,875	Kellner Merger Fund, Institutional Class	639,186
624	Merger Fund (The), Class V	10,807
		2,046,314

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 20.5% (Continued)
	FIXED INCOME - 15.1%
508,773	Easterly Structured Credit Value Fund, Class R6(b)	$5,672,814

	TOTAL OPEN END FUNDS (Cost $7,691,989)	7,719,128

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
1,467	S&P 500 Index (European Style)	GS	12/01/2021	$4,588.90	$6,731,920	$39,829
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,088)

	TOTAL INVESTMENTS - 91.3% (Cost $35,013,890)					$34,308,757
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $9,088)					(37,194)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.8%					3,325,724
	NET ASSETS - 100.0%					$37,597,287

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.1)%
	PUT OPTIONS WRITTEN - (0.1)%
1,141	S&P 500 Index (European Style)	GS	12/01/2021	$4,479.25	$5,110,824	$3,395
1,842	S&P 500 Index (European Style)	GS	12/01/2021	4,567.91	8,414,090	33,799
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $9,088)					37,194

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell:
Australian Dollar	12/22/2021	Brown Brothers Harriman	123,512	$87,605	$2,280
British Pound	12/22/2021	Brown Brothers Harriman	326,616	432,355	7,280
Canadian Dollar	12/22/2021	Brown Brothers Harriman	123,093	95,987	1,877
Euro	12/22/2021	Brown Brothers Harriman	296,208	333,732	1,392
Japanese Yen	12/22/2021	Brown Brothers Harriman	83,412,858	734,992	(6,223)
Mexican Peso	12/22/2021	Brown Brothers Harriman	287,412	13,315	482
Swiss Franc	12/22/2021	Brown Brothers Harriman	2,792	3,020	(15)
				$1,701,006	$7,073

Total					$7,073

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

GS	Goldman Sachs

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Affiliated issuer.

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

TOTAL RETURN SWAP - 0.0%

							Unrealized
							Appreciation/
Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate	(Depreciation)
205,619	S&P 500 Equal Weighted Index	33	Goldman Sachs	5/20/2022	Pay	0.1196	$—
1,439,329	S&P 500 Equal Weighted Index	231	Goldman Sachs	5/20/2022	Pay	0.1196	$—
							$—

Unrealized
Appreciation/
TOTAL RETURN SWAP - 0.0%	(Depreciation)

The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the Easterly Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 56,900 and requires the fund to pay interest at the rate of 0.38% on the Notional Value outstanding. The Easterly Index features a basket of commodity trading advisor (“CTA”) programs selected by Easterly Funds, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The Easterly Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, Easterly Funds, LLC can modify the Easterly Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the Easterly Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and expires on July 30, 2024. (Notional Value $6,337,613)	$7,365
$7,365
TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The number of shares is 7,713 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 4, 2022. (Notional Value $927,470)	$—
$—
TOTAL RETURN SWAP - (0.0)%

The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i- Select Index includes strategies of the GS Risk Premia Universe that were selected by Easterly . The GS i-Select Index is actively managed by Easterly . The Index features 15 Portfolio Constituents that Easterly Funds, LLC determines the daily waiting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, Easterly Funds, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The number of shares is 18,117 and requires the fund to pay interest at the rate of 0.25% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 9, 2022. (Notional Value $1,805,563)	$—
$—
TOTAL RETURN SWAP - (0.0)%

The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 8,295 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 2, 2021 and expires on February 4, 2022. (Notional Value $941,817)	$(1,285)
$(1,285)

TOTAL RETURN SWAP - 0.1%

Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10- delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The number of shares is 8,739 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 2, 2021 and expires on February 4, 2022. (Notional Value $1,228,811)	$20,616
$20,616
TOTAL RETURN SWAP - 0.1%

The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The number of shares is 6,979 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 30, 2021 and expires on February 4, 2022. (Notional Value $995,792)	$—
$—

EASTERLY TOTAL HEDGE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

Easterly Deutsche Bank Swap Top 50 Holdings

FUTURES CONTRACTS*

					Unrealized	Percentage of Total
Number of			Notional Value at		Appreciation/	Return Swap
Contracts	Open Long Future Contracts	Counterparty	November 30, 2021	Expiration	(Depreciation)	Unrealized Gain/Loss
5	3 month Euro (EURIBOR)	Deutsche Bank	1,333,710	12/18/2023	$(1,936)	(26.29)%
1	10 Year Italian Bond	Deutsche Bank	173,250	12/8/2021	2,624	35.63%
1	10 Year Japanese Government Bond	Deutsche Bank	824,747	12/13/2021	805	10.93%
2	30 Year US Treasury Bonds	Deutsche Bank	269,188	3/22/2022	2,255	30.62%
1	DAX Index Future	Deutsche Bank	266,196	12/17/2021	(311)	(4.22)%
48	DJ EURO STOXX Banks Future	Deutsche Bank	256,557	12/17/2021	(2,547)	(34.58)%
2	E-Mini Nasdaq-100	Deutsche Bank	674,319	12/17/2021	3,917	53.18%
5	EURO STOXX 50 Index Future	Deutsche Bank	223,319	12/17/2021	(7,040)	(95.59)%
2	Euro-BUND	Deutsche Bank	378,749	12/8/2021	871	11.83%
2	FTSE 100 Index Future	Deutsche Bank	194,766	12/17/2021	(838)	(11.38)%
1	S&P Canada 60 Index Future	Deutsche Bank	195,539	12/16/2021	2,023	27.47%
5	S&P CNX Nifty Index Future	Deutsche Bank	163,823	12/30/2021	(4,349)	(59.05)%
1	Ultra Long-Term T Bond	Deutsche Bank	191,947	3/22/2022	6,796	92.27%
					2,270

					Unrealized	Percentage of Total
Number of			Notional Value at		Appreciation/	Return Swap
Contracts	Open Short Future Contracts	Counterparty	November 30, 2021	Expiration	(Depreciation)	Unrealized Gain
(10)	2 Year Euro-Schatz	Deutsche Bank	1,268,198	12/8/2021	(4,733)	(64.26)%
(2)	2 Year Euro-Schatz	Deutsche Bank	207,154	3/8/2022	63	0.86%
(1)	2 Year US Treasury Notes	Deutsche Bank	280,355	3/31/2022	(231)	(3.14)%
(2)	3 Month SONIA Index Futures	Deutsche Bank	529,402	12/19/2023	(136)	(1.85)%
(2)	3 Month Sterling	Deutsche Bank	250,345	9/20/2023	(249)	(3.38)%
(2)	3 Month Sterling	Deutsche Bank	250,599	9/18/2024	(516)	(7.01)%
(11)	3 Year Australian Treasury Bond	Deutsche Bank	921,354	12/15/2021	10,108	137.24%
(5)	5 Year US Treasury Notes	Deutsche Bank	612,394	3/31/2022	(1,146)	(15.56)%
(4)	10 Year US Treasury Notes	Deutsche Bank	473,665	3/22/2022	(742)	(10.07)%
(3)	AUD/USD	Deutsche Bank	179,159	12/13/2021	2,119	28.77%
(3)	CAD/USD	Deutsche Bank	233,519	12/14/2021	1,494	20.29%
(5)	EUR/USD	Deutsche Bank	647,046	12/13/2021	3,942	53.52%
(1)	Eurodollar	Deutsche Bank	212,216	9/19/2022	(247)	(3.35)%
(2)	Eurodollar	Deutsche Bank	458,945	9/18/2023	(997)	(13.54)%
(1)	Eurodollar	Deutsche Bank	212,596	3/18/2024	(201)	(2.73)%
(2)	Eurodollar	Deutsche Bank	564,199	6/17/2024	2,002	27.18%
(1)	Eurodollar	Deutsche Bank	224,925	9/16/2024	(441)	(5.99)%
(3)	GBP/USD	Deutsche Bank	277,419	12/13/2021	3,947	53.59%
(1)	Hang Seng Index	Deutsche Bank	180,247	12/30/2021	2,416	32.80%
(4)	JPY/USD	Deutsche Bank	474,459	12/13/2021	(21)	(0.29)%
(1)	Long Gilt Future	Deutsche Bank	233,825	3/29/2022	(173)	(2.35)%
					16,258

	TOTAL FUTURES CONTRACTS				$18,528

PURCHASED CALL OPTIONS*

						Percentage of Total
		Notional Value at				Return Swap
Description	Counterparty	November 30, 2021	Expiration	Strike Price	Unrealized Appreciation	Unrealized Gain
JPY/CAD	Deutsche Bank	693,548	12/1/2021	95.00	$—	0.00%
JPY/USD	Deutsche Bank	277,419	12/9/2021	112.00	4,284	58.17%
JPY/USD	Deutsche Bank	346,774	12/13/2021	116.75	79	1.07%
USD/EUR	Deutsche Bank	277,419	12/6/2021	1.22	—	0.00%
USD/EUR	Deutsche Bank	520,161	1/3/2022	1.21	23	0.31%
USD/EUR	Deutsche Bank	277,419	1/6/2022	1.19	63	0.86%
USD/EUR	Deutsche Bank	208,064	1/19/2022	1.24	7	0.10%
					4,456

WRITTEN CALL OPTIONS*

						Percentage of Total
		Notional Value at				Return Swap
Description	Counterparty	November 30, 2021	Expiration	Strike Price	Unrealized Appreciation	Unrealized Gain
JPY/USD	Deutsche Bank	554,838	12/9/2021	114.00	(2,037)	(27.66)%
JPY/USD	Deutsche Bank	277,419	12/9/2021	114.00	(1,095)	(14.87)%
USD/GBP	Deutsche Bank	174,774	1/3/2022	1.41	(7)	(0.10)%
					$(3,139)

FORWARD CURRENCY CONTRACTS +*

							Unrealized	Percentage of Total
Settlement							Appreciation /	Return Swap
Date	Units to Receive/Deliver	Counterparty	In Exchange For			US Dollar Value	(Depreciation)	Unrealized Gain/Loss
To Buy:
12/7/2021	(211,527)	Deutsche Bank	CHF	230,252	USD	231,066	814	11.05%
12/7/2021	(230,825)	Deutsche Bank	USD	308,454	AUD	296,605	(11,850)	(160.90)%
							(11,036)
To Sell:
12/2/2021	420,911	Deutsche Bank	CHF	(457,055)	USD	456,488	(567)	(7.70)%
12/2/2021	65,262,355	Deutsche Bank	JPY	(577,553)	USD	574,860	(2,694)	(36.58)%
12/7/2021	17,485,731	Deutsche Bank	JPY	(154,239)	USD	154,042	(197)	(2.67)%
12/7/2021	3,447,543	Deutsche Bank	MXN	(169,565)	USD	160,313	(9,252)	(125.62)%
							(12,710)
	TOTAL FORWARD CURRENCY CONTRACTS
			All Other Investments				11,266
			Total Unrealized Appreciation of Swap				$7,365

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreviations:

AUD - Australian Dollar

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Chinese Yuan Renminbi

EUR - Euro

GBP - Great Britain Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - U.S. Dollar

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of			Notional Value at
Contracts	Open Purchased Call Options	Counterparty	November 30, 2021	Expiration	Exercise Price	Market Value
6	S&P 500 Index	Goldman Sachs	28,108	12/17/2021	$4,350	$1,537
8	S&P 500 Index	Goldman Sachs	38,366	12/17/2021	$4,360	2,025
11	S&P 500 Index	Goldman Sachs	51,730	12/17/2021	$4,365	2,682
5	S&P 500 Index	Goldman Sachs	24,978	12/17/2021	$4,400	1,136
5	S&P 500 Index	Goldman Sachs	22,238	12/17/2021	$4,435	874
5	S&P 500 Index	Goldman Sachs	21,207	12/17/2021	$4,450	779
5	S&P 500 Index	Goldman Sachs	24,770	12/17/2021	$4,470	827
5	S&P 500 Index	Goldman Sachs	24,476	12/17/2021	$4,485	757
3	S&P 500 Index	Goldman Sachs	15,861	12/17/2021	$4,515	415
3	S&P 500 Index	Goldman Sachs	15,860	12/17/2021	$4,525	391
4	S&P 500 Index	Goldman Sachs	17,207	12/17/2021	$4,535	399
7	S&P 500 Index	Goldman Sachs	31,312	12/17/2021	$4,540	702
4	S&P 500 Index	Goldman Sachs	18,540	12/17/2021	$4,545	402
5	S&P 500 Index	Goldman Sachs	24,062	12/17/2021	$4,550	505
5	S&P 500 Index	Goldman Sachs	21,239	12/17/2021	$4,565	400
5	S&P 500 Index	Goldman Sachs	22,451	12/17/2021	$4,570	407
15	S&P 500 Index	Goldman Sachs	69,882	12/17/2021	$4,595	1,036
6	S&P 500 Index	Goldman Sachs	26,563	12/17/2021	$4,605	360
6	S&P 500 Index	Goldman Sachs	28,043	12/17/2021	$4,610	363
6	S&P 500 Index	Goldman Sachs	29,323	12/17/2021	$4,625	327
16	S&P 500 Index	Goldman Sachs	75,351	12/17/2021	$4,645	676
16	S&P 500 Index	Goldman Sachs	71,504	12/17/2021	$4,655	569
7	S&P 500 Index	Goldman Sachs	31,636	12/17/2021	$4,675	194
18	S&P 500 Index	Goldman Sachs	80,389	12/17/2021	$4,680	459
20	S&P 500 Index	Goldman Sachs	89,132	12/17/2021	$4,685	473
21	S&P 500 Index	Goldman Sachs	94,034	12/17/2021	$4,690	463
20	S&P 500 Index	Goldman Sachs	89,518	12/17/2021	$4,695	408
27	S&P 500 Index	Goldman Sachs	123,399	12/17/2021	$4,700	520
13	S&P 500 Index	Goldman Sachs	59,078	12/17/2021	$4,705	230
4	S&P 500 Index	Goldman Sachs	19,764	1/21/2022	$4,360	1,258
7	S&P 500 Index	Goldman Sachs	29,841	1/21/2022	$4,370	1,848
4	S&P 500 Index	Goldman Sachs	17,598	1/21/2022	$4,555	569
6	S&P 500 Index	Goldman Sachs	27,106	1/21/2022	$4,605	687
6	S&P 500 Index	Goldman Sachs	29,142	1/21/2022	$4,665	521
9	S&P 500 Index	Goldman Sachs	40,527	1/21/2022	$4,690	612
7	S&P 500 Index	Goldman Sachs	31,964	1/21/2022	$4,700	450
8	S&P 500 Index	Goldman Sachs	38,243	1/21/2022	$4,705	519
9	S&P 500 Index	Goldman Sachs	39,088	1/21/2022	$4,710	511
3	S&P 500 Index	Goldman Sachs	14,785	2/18/2022	$4,610	470
3	S&P 500 Index	Goldman Sachs	15,807	2/18/2022	$4,665	392
6	S&P 500 Index	Goldman Sachs	28,784	2/18/2022	$4,690	631
3	S&P 500 Index	Goldman Sachs	15,569	2/18/2022	$4,700	324
5	S&P 500 Index	Goldman Sachs	22,189	2/18/2022	$4,705	450
5	S&P 500 Index	Goldman Sachs	20,829	2/18/2022	$4,710	411
						29,969

WRITTEN CALL OPTIONS

Number of			Notional Value at
Contracts	Open Written Call Options	Counterparty	November 30, 2021	Expiration	Exercise Price	Market Value
43	Accenture plc	Goldman Sachs	15,326	12/17/2021	$370	$221
510	Cisco Systems, Inc.	Goldman Sachs	27,942	12/17/2021	$58	154
45	Deere & Company	Goldman Sachs	15,419	12/17/2021	$360	212
152	Medtronic plc	Goldman Sachs	16,201	12/17/2021	$120	10
299	Pfizer, Inc.	Goldman Sachs	16,062	12/17/2021	$50	1,253
119	Walmart, Inc.	Goldman Sachs	16,680	12/17/2021	$150	38
						1,888

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS*

Number of			Notional Value at
Contracts	Open Long Future Contracts	Counterparty	November 30, 2021	Expiration
1	CBOT 2 Year US Treasury Note Future	Goldman Sachs	$122,642	3/31/2022
1	CBOT 5 Year US Treasury Note	Goldman Sachs	103,265	3/31/2022
1	CBOT Corn Future	Goldman Sachs	28,058	5/13/2022
1	CBOT Soybean Future	Goldman Sachs	47,959	5/13/2022
0	CBOT US Long Bond Future	Goldman Sachs	33,159	3/22/2022
1	CBOT Wheat Future	Goldman Sachs	42,146	5/13/2022
2	CME E-Mini NASDAQ 100 Index Future	Goldman Sachs	26,232	12/17/2021
6	CME E-Mini Standard & Poor’s 500 Index Future	Goldman Sachs	25,471	12/17/2021
0	CME Live Cattle Future	Goldman Sachs	12,261	4/29/2022
0	COMEX Gold 100 Troy Ounces Future	Goldman Sachs	10,360	2/24/2022
0	Cotton No.2 Future	Goldman Sachs	20,725	5/6/2022
0	Eurex 10 Year Euro BUND Future	Goldman Sachs	8,983	12/8/2021
0	Eurex 10 Year Euro BUND Future	Goldman Sachs	17,681	3/8/2022
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	54,393	12/8/2021
1	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	108,743	3/8/2022
1	Eurex 5 Year Euro BOBL Future	Goldman Sachs	97,091	12/8/2021
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	12,471	12/8/2021
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	24,813	3/8/2022
2	Eurex EURO STOXX 50 Future	Goldman Sachs	7,374	12/17/2021
2	Eurex Swiss Market New Index Future	Goldman Sachs	24,580	12/17/2021
29	Euronext Amsterdam Index Future	Goldman Sachs	25,498	12/17/2021
2	Euronext CAC 40 Index Future	Goldman Sachs	12,139	12/17/2021
0	FTSE/MIB Index Future 12/17/2021	Goldman Sachs	8,892	12/17/2021
0	ICE Gas Oil Future	Goldman Sachs	7,522	1/12/2022
0	Live Cattle Future	Goldman Sachs	14,473	6/30/2022
0	Live Cattle Future	Goldman Sachs	7,618	8/31/2022
0	LME Copper Future	Goldman Sachs	7,587	1/17/2022
0	LME Copper Future	Goldman Sachs	18,754	1/17/2022
0	LME Copper Future	Goldman Sachs	22,870	2/14/2022
0	LME Copper Future	Goldman Sachs	7,555	2/14/2022
0	LME Nickel Future	Goldman Sachs	21,097	1/17/2022
0	LME Nickel Future	Goldman Sachs	7,739	1/17/2022
0	LME Nickel Future	Goldman Sachs	25,730	2/14/2022
0	LME Nickel Future	Goldman Sachs	9,438	2/14/2022
0	LME Primary Aluminum Future	Goldman Sachs	7,630	1/17/2022
0	LME Zinc Future	Goldman Sachs	7,389	1/17/2022
26	Montreal Exchange S&P/TSX 60 Index Future	Goldman Sachs	25,302	12/17/2021
0	NYBOT CSC C Coffee Future	Goldman Sachs	8,419	3/21/2022
1	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	22,092	4/29/2022
0	NYBOT CTN Number 2 Cotton Future	Goldman Sachs	7,352	3/9/2022
0	NYMEX Henry Hub Natural Gas Futures	Goldman Sachs	7,427	12/29/2021
0	NYMEX Henry Hub Natural Gas Futures	Goldman Sachs	9,987	3/29/2022
0	NYMEX Henry Hub Natural Gas Futures	Goldman Sachs	12,100	4/27/2022
56	OML Stockholm OMXS30 Index Future	Goldman Sachs	13,921	12/17/2021
2	SFE S&P ASX Share Price Index 200 Future	Goldman Sachs	11,236	12/16/2021
0	TSE Japanese 10 Year Bond Futures	Goldman Sachs	60,543	12/9/2021
620	TSE TOPIX (Tokyo Price Index) Future	Goldman Sachs	10,355	12/10/2021

CREDIT DEFAULT SWAPS

Number of			Notional Value at
Contracts	Open Credit Default Swaps	Counterparty	November 30, 2021	Expiration	Value
59,087	Markit CDX North America High Yield Index	Goldman Sachs	59,087	12/20/2026	$1,331
8,687	Markit CDX North America Investment Grade Index	Goldman Sachs	8,687	12/20/2026	750
15,444	Markit iTraxx Europe Index	Goldman Sachs	17,384	12/20/2026	405
					2,486

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at
Contracts	Open Long Equity Forwards	Counterparty	November 30, 2021	Expiration	Exercise Price	Market Value
27	S&P 500 Index	Goldman Sachs	124,095	3/18/2022	$4,660	$2,745
20	S&P 500 Index	Goldman Sachs	93,445	4/14/2022	$4,660	2,107
22	S&P 500 Index	Goldman Sachs	100,009	5/20/2022	$4,660	2,336
35	S&P 500 Index	Goldman Sachs	161,956	6/17/2022	$4,650	3,546
16	S&P 500 Index	Goldman Sachs	73,618	8/19/2022	$4,650	1,674
28	S&P 500 Index	Goldman Sachs	128,932	9/16/2022	$4,650	2,995
17	S&P 500 Index	Goldman Sachs	77,114	10/21/2022	$4,650	1,807
15	S&P 500 Index	Goldman Sachs	70,015	11/18/2022	$4,650	1,672
37	S&P 500 Index	Goldman Sachs	168,478	12/16/2022	$4,650	4,110
						22,992

PURCHASED PUT OPTIONS

Number of			Notional Value at
Contracts	Open Purchased Put Options	Counterparty	November 30, 2021	Expiration	Exercise Price	Market Value
16	S&P 500 Index	Goldman Sachs	72,337	12/17/2021	$1,775	$2
18	S&P 500 Index	Goldman Sachs	80,629	12/17/2021	$1,800	2
15	S&P 500 Index	Goldman Sachs	69,147	12/17/2021	$2,075	3
19	S&P 500 Index	Goldman Sachs	87,507	12/17/2021	$2,100	4
37	S&P 500 Index	Goldman Sachs	169,319	12/17/2021	$2,125	8
30	S&P 500 Index	Goldman Sachs	136,540	12/17/2021	$2,150	7
29	S&P 500 Index	Goldman Sachs	130,429	12/17/2021	$2,175	6
23	S&P 500 Index	Goldman Sachs	103,368	12/17/2021	$2,200	5
27	S&P 500 Index	Goldman Sachs	123,847	12/17/2021	$2,250	7
18	S&P 500 Index	Goldman Sachs	82,239	12/17/2021	$2,425	7
26	S&P 500 Index	Goldman Sachs	119,661	12/17/2021	$2,450	10
25	S&P 500 Index	Goldman Sachs	114,222	12/17/2021	$2,500	11
36	S&P 500 Index	Goldman Sachs	162,237	12/17/2021	$2,525	17
25	S&P 500 Index	Goldman Sachs	115,078	12/17/2021	$2,550	13
23	S&P 500 Index	Goldman Sachs	107,229	12/17/2021	$2,575	13
16	S&P 500 Index	Goldman Sachs	74,722	12/17/2021	$2,675	11
17	S&P 500 Index	Goldman Sachs	76,384	12/17/2021	$2,700	12
34	S&P 500 Index	Goldman Sachs	153,919	12/17/2021	$2,800	31
20	S&P 500 Index	Goldman Sachs	90,796	12/17/2021	$2,825	19
25	S&P 500 Index	Goldman Sachs	112,768	3/18/2022	$2,050	136
26	S&P 500 Index	Goldman Sachs	117,080	3/18/2022	$2,100	152
35	S&P 500 Index	Goldman Sachs	157,580	3/18/2022	$2,150	223
16	S&P 500 Index	Goldman Sachs	74,462	3/18/2022	$2,250	121
21	S&P 500 Index	Goldman Sachs	94,082	3/18/2022	$2,500	216
16	S&P 500 Index	Goldman Sachs	73,411	3/18/2022	$2,550	181
22	S&P 500 Index	Goldman Sachs	98,738	3/18/2022	$2,600	260
15	S&P 500 Index	Goldman Sachs	69,253	3/18/2022	$2,775	229
17	S&P 500 Index	Goldman Sachs	78,353	3/18/2022	$2,875	295
17	S&P 500 Index	Goldman Sachs	79,452	3/18/2022	$2,925	318
23	S&P 500 Index	Goldman Sachs	103,314	4/14/2022	$2,500	311
16	S&P 500 Index	Goldman Sachs	75,053	6/17/2022	$2,050	198
19	S&P 500 Index	Goldman Sachs	86,291	6/17/2022	$2,500	412
16	S&P 500 Index	Goldman Sachs	70,901	6/17/2022	$2,550	362
22	S&P 500 Index	Goldman Sachs	101,237	7/15/2022	$2,600	642
15	S&P 500 Index	Goldman Sachs	69,158	8/19/2022	$2,600	521
16	S&P 500 Index	Goldman Sachs	73,289	8/19/2022	$2,650	588
20	S&P 500 Index	Goldman Sachs	93,491	9/16/2022	$2,500	698
21	S&P 500 Index	Goldman Sachs	94,330	9/16/2022	$2,550	749
17	S&P 500 Index	Goldman Sachs	79,447	9/16/2022	$2,600	672
15	S&P 500 Index	Goldman Sachs	70,491	10/21/2022	$2,500	585
16	S&P 500 Index	Goldman Sachs	71,157	11/18/2022	$2,750	882
						8,939

See accompanying notes to financial statements.

EASTERLY TOTAL HEDGE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at
Contracts	Open Short Equity Forwards	Counterparty	November 30, 2021	Expiration	Exercise Price	Market Value
269	S&P 500 Index	Goldman Sachs	1,226,881	12/17/2021	$4,655	$24,250
205	S&P 500 Index	Goldman Sachs	934,077	1/21/2022	$4,655	18,157
132	S&P 500 Index	Goldman Sachs	601,903	2/18/2022	$4,655	12,212
41	S&P 500 Index	Goldman Sachs	185,654	3/18/2022	$4,660	4,107
						58,726

PURCHASED PUT OPTIONS

Number of			Notional Value at
Contracts	Open Purchased Put Options	Counterparty	November 30, 2021	Expiration	Exercise Price	Market Value
60	S&P 500 Index	Goldman Sachs	274,500	3/18/2022	$2,450	$590
45	S&P 500 Index	Goldman Sachs	205,740	2/18/2022	$2,250	213
45	S&P 500 Index	Goldman Sachs	206,209	2/18/2022	$2,300	231
56	S&P 500 Index	Goldman Sachs	255,441	2/18/2022	$2,550	410
42	S&P 500 Index	Goldman Sachs	191,868	2/18/2022	$2,600	330
76	S&P 500 Index	Goldman Sachs	345,282	2/18/2022	$2,650	641
78	S&P 500 Index	Goldman Sachs	356,144	2/18/2022	$2,700	709
41	S&P 500 Index	Goldman Sachs	189,258	1/21/2022	$2,300	97
64	S&P 500 Index	Goldman Sachs	291,778	1/21/2022	$2,500	221
46	S&P 500 Index	Goldman Sachs	209,207	1/21/2022	$2,800	251
62	S&P 500 Index	Goldman Sachs	284,196	1/21/2022	$2,825	354
38	S&P 500 Index	Goldman Sachs	173,178	1/21/2022	$2,850	225
43	S&P 500 Index	Goldman Sachs	195,191	1/21/2022	$2,925	283
45	S&P 500 Index	Goldman Sachs	206,053	1/21/2022	$2,950	308
49	S&P 500 Index	Goldman Sachs	221,830	1/21/2022	$3,000	352
49	S&P 500 Index	Goldman Sachs	222,465	1/21/2022	$3,025	373
75	S&P 500 Index	Goldman Sachs	342,154	12/17/2021	$2,500	34
74	S&P 500 Index	Goldman Sachs	337,996	12/17/2021	$2,525	36
67	S&P 500 Index	Goldman Sachs	306,796	12/17/2021	$2,550	34
70	S&P 500 Index	Goldman Sachs	318,314	12/17/2021	$2,575	38
46	S&P 500 Index	Goldman Sachs	209,719	12/17/2021	$2,650	30
61	S&P 500 Index	Goldman Sachs	278,862	12/17/2021	$2,700	45
53	S&P 500 Index	Goldman Sachs	242,854	12/17/2021	$2,800	49
49	S&P 500 Index	Goldman Sachs	221,589	12/17/2021	$2,825	47
39	S&P 500 Index	Goldman Sachs	177,302	12/17/2021	$3,000	54
40	S&P 500 Index	Goldman Sachs	181,139	12/17/2021	$3,075	65
43	S&P 500 Index	Goldman Sachs	197,091	12/17/2021	$3,100	74
39	S&P 500 Index	Goldman Sachs	180,376	12/17/2021	$3,125	72
64	S&P 500 Index	Goldman Sachs	293,244	12/17/2021	$3,200	137
47	S&P 500 Index	Goldman Sachs	215,156	12/17/2021	$3,225	106
64	S&P 500 Index	Goldman Sachs	291,543	12/17/2021	$3,400	206
						6,615

WRITTEN PUT OPTIONS

Number of			Notional Value at
Contracts	Open Written Put Options	Counterparty	November 30, 2021	Expiration	Exercise Price	Market Value
39	S&P 500 Index	Goldman Sachs	177,035	12/17/2021	$3,890	$333
53	S&P 500 Index	Goldman Sachs	242,854	12/17/2021	$3,935	507
59	S&P 500 Index	Goldman Sachs	267,392	12/17/2021	$3,940	566
45	S&P 500 Index	Goldman Sachs	206,021	12/17/2021	$3,945	443
40	S&P 500 Index	Goldman Sachs	183,020	12/17/2021	$3,950	397
55	S&P 500 Index	Goldman Sachs	252,906	12/17/2021	$3,960	563
39	S&P 500 Index	Goldman Sachs	177,302	12/17/2021	$4,075	542
40	S&P 500 Index	Goldman Sachs	181,139	12/17/2021	$4,095	588
43	S&P 500 Index	Goldman Sachs	197,091	12/17/2021	$4,140	736
39	S&P 500 Index	Goldman Sachs	180,376	12/17/2021	$4,160	720
41	S&P 500 Index	Goldman Sachs	185,321	12/17/2021	$4,175	777
39	S&P 500 Index	Goldman Sachs	178,729	12/17/2021	$4,185	776
59	S&P 500 Index	Goldman Sachs	270,902	12/17/2021	$4,215	1,304
53	S&P 500 Index	Goldman Sachs	239,980	1/21/2022	$3,830	1,427
43	S&P 500 Index	Goldman Sachs	197,491	1/21/2022	$4,090	2,002
						11,681

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9%
	CMBS — 0.8%
847,054	Freddie Mac Multifamily Structured Pass Through(c),(e)		2.2460	05/25/47	$124,181
2,457,346	FREMF 2018-KF46(a),(b)	US0001M + 1.950%	2.0370	03/25/28	2,402,927
147,061	Government National Mortgage Association(c),(e)		0.7390	04/16/53	1,559
					2,528,667
	CDO — 5.7%
109,993	ARCap 2003-1 Resecuritization Trust(a)		7.1100	08/20/38	111,199
899,045	Aspen Funding I Ltd.		9.0600	07/10/37	935,771
7,603,080	DWRS 2016-1(a),(g)		1.0440	04/23/32	2,509,017
4,008,978	Galleria CDO V Ltd.(a),(b)	US0003M + 2.400%	2.5220	09/19/37	3,821,302
3,817,593	Mid Ocean CBO 2001-1 Ltd.(b),(g)	US0003M + 0.500%	2.3910	11/05/36	1,142,350
1,756,000	MMcapS Funding XVII Ltd.(a),(b)	US0003M + 0.600%	0.7200	12/01/35	1,492,600
5,396,000	Trapeza Cdo Xii Ltd.(a),(b)	US0003M + 0.460%	0.5870	04/06/42	4,384,250
3,000,000	Tropic CDO IV Ltd.(a),(b)	US0003M + 1.000%	1.1240	04/15/35	2,610,000
					17,006,489
	CLO — 7.4%
750,000	BlueMountain CLO 2013-2 Ltd.(a),(b)	US0003M + 1.300%	1.4280	10/22/30	749,998
828,620	Cutwater 2014-I Ltd.(a),(b)	US0003M + 1.700%	1.8240	07/15/26	828,956
1,000,000	Deerpath Capital CLO 2018-1 LTD(a),(b)	US0003M + 3.500%	3.6240	01/15/31	1,001,110
1,000,000	Deerpath Capital CLO 2020-1 LTD(a),(b)	US0003M + 3.900%	4.0220	04/17/32	998,987
2,500,000	Ellington Clo II Ltd.(a),(b)	US0003M + 2.900%	3.0560	02/15/29	2,490,964
500,000	Ellington Clo III Ltd.(a),(b)	US0003M + 3.740%	3.8720	07/20/30	484,618
200,000	GC FTPYME Pastor 4 FTA	EUR003M + 2.400%	1.8370	07/15/45	123,081
1,345,014	Halcyon Loan Advisors Funding 2013-1 Ltd.(a),(b)	US0003M + 3.500%	3.6240	04/15/25	1,316,621
3,140,785	Halcyon Loan Advisors Funding 2013-2 Ltd.(a),(b),(g)	US0003M + 3.800%	3.9320	08/01/25	2,788,087
1,193,948	Halcyon Loan Advisors Funding 2014-2 Ltd.(a),(b)	US0003M + 2.700%	2.8360	04/28/25	1,196,073
1,500,000	Halcyon Loan Advisors Funding 2014-2 Ltd.(a),(b)	US0003M + 3.500%	3.6360	04/28/25	1,469,604
1,500,000	Halcyon Loan Advisors Funding 2014-3 Ltd.(a),(b)	US0003M + 3.650%	3.7780	10/22/25	1,303,332
250,000	Nassau 2018-I Ltd.(a),(b)	US0003M + 5.850%	5.9740	07/15/31	216,743
500,000	Peaks CLO 2 Ltd.(a),(b)	US0003M + 3.600%	3.7320	07/20/31	500,125
2,750,000	Peaks CLO 2 Ltd.(a),(b)	US0003M + 5.000%	5.1320	07/20/31	2,709,665
500,000	Steele Creek Clo 2018-2 Ltd.(a),(b)	US0003M + 3.400%	3.5600	08/18/31	489,108
1,000,000	Z Capital Credit Partners CLO 2018-1 Ltd.(a),(b)	US0003M + 2.450%	2.5720	01/16/31	1,000,550
500,000	Zais Clo 13 Ltd.(a),(b)	US0003M + 4.520%	4.6440	07/15/32	477,261

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	CLO — 7.4% (Continued)
2,000,000	Zais CLO 2 Ltd(a),(b)	US0003M + 3.650%	3.7740	07/25/26	$2,006,900
					22,151,783
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8%
231,345	ABN Amro Mortgage Corporation		5.5000	10/25/33	238,050
739,150	Adjustable Rate Mortgage Trust 2005-6A(b)	US0001M + 0.840%	0.9320	11/25/35	274,578
93,266	Agate Bay Mortgage Trust 2014-3(a),(b)		3.8300	11/25/44	93,893
52,622	Alternative Loan Trust 1998-4(d)		6.4920	08/25/28	53,957
24,797	Alternative Loan Trust 2003-22CB		5.7500	12/25/33	25,836
130,961	Alternative Loan Trust 2003-J2 Series 2003-J2 Class A1		6.0000	10/25/33	135,038
157,168	Alternative Loan Trust 2003-J3		5.2500	11/25/33	162,106
48,600	Alternative Loan Trust 2003-J3		6.2500	12/25/33	50,234
67,370	Alternative Loan Trust 2004-15(b)		2.2410	09/25/34	65,343
13,684	Alternative Loan Trust 2004-16CB		5.5000	07/25/34	14,051
9,177,588	Alternative Loan Trust 2004-24CB		6.0000	11/25/34	9,596,546
526,466	Alternative Loan Trust 2004-28CB		5.7500	01/25/35	536,585
99,894	Alternative Loan Trust 2004-28CB		6.0000	01/25/35	102,436
140,697	Alternative Loan Trust 2004-J10		6.0000	09/25/34	146,517
695,611	Alternative Loan Trust 2004-J10		5.5000	11/25/34	713,862
26,377	Alternative Loan Trust 2004-J10		5.0000	10/25/53	26,332
72,677	Alternative Loan Trust 2004-J11		7.2500	08/25/32	77,615
150,444	Alternative Loan Trust 2004-J8		7.0000	08/25/34	146,904
102,677	Alternative Loan Trust 2005-14(b)	US0001M + 0.420%	0.3020	05/25/35	95,298
237,938	Alternative Loan Trust 2005-27(b)	12MTA + 1.350%	1.4330	08/25/35	214,072
41,726	Alternative Loan Trust 2005-3CB		5.0000	03/25/35	37,567
45,073	Alternative Loan Trust 2005-54CB		5.5000	11/25/35	42,104
125,352	Alternative Loan Trust 2005-61(b)	US0001M + 0.560%	0.6520	12/25/35	125,290
172,536	Alternative Loan Trust 2005-6CB		5.5000	04/25/35	170,940
180,511	Alternative Loan Trust 2005-72(b)	US0001M + 0.600%	0.6920	01/25/36	161,787
50,027	Alternative Loan Trust 2005-J11		6.0000	10/25/35	35,364
58,138	Alternative Loan Trust 2005-J11		5.5000	11/25/35	43,873
165,095	Alternative Loan Trust 2005-J8		5.5000	07/25/35	153,663
106,976	Alternative Loan Trust 2006-40T1		6.0000	12/25/36	49,066
50,000	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/34	50,636
117,451	American Home Mortgage Investment Trust 2004-1(b)	US0006M + 2.000%	2.1940	04/25/44	110,223

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (Continued)
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-2		6.2860	03/25/49	$3,023,275
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-4(a),(c)		4.4120	07/26/49	3,004,808
287,728	Banc of America Alternative Loan Trust 2003-8		5.5000	10/25/33	298,674
203,617	Banc of America Alternative Loan Trust 2004-6		6.0000	07/25/34	209,575
45,340	Banc of America Funding 2004-C Trust(b)	US0001M + 0.660%	0.4210	12/20/34	45,042
46,370	Banc of America Funding 2005-E Trust(b)	COF 11 + 1.430%	1.6550	06/20/35	39,472
1,052,075	Banc of America Funding 2006-I Trust(c)		3.1740	10/20/46	927,704
108,007	Banc of America Funding 2007-2 Trust(e)		6.0000	03/25/37	21,557
101,987	Banc of America Funding 2015-R4 Trust(a),(b)	US0001M + 0.150%	0.2390	10/25/36	100,920
27,506	Banc of America Mortgage 2002-L Trust(c)		3.0770	12/25/32	24,179
56,464	Banc of America Mortgage 2005-F Trust(c)		2.4790	07/25/35	51,114
370,741	BCAP, LLC 2011-RR5-I Trust(a),(d)		4.7900	03/26/37	385,145
6,712	Bear Stearns ALT-A Trust 2004-11(c)		2.5290	11/25/34	6,637
63,959	Bear Stearns ARM Trust 2003-5(c)		2.2500	08/25/33	63,884
6,825	Bear Stearns ARM Trust 2003-7(c)		2.3230	10/25/33	7,037
13,976	Bear Stearns ARM Trust 2004-1(c)		2.0700	04/25/34	13,129
156,424	Bear Stearns ARM Trust 2004-1(c)		2.8000	04/25/34	153,784
59,701	Bear Stearns ARM Trust 2004-10(c)		2.7590	01/25/35	60,861
150,238	Bear Stearns ARM Trust 2004-6(c)		2.0880	09/25/34	138,549
55,575	Bear Stearns ARM Trust 2004-8(c)		2.1580	11/25/34	53,769
603,472	Bear Stearns Asset Backed Securities I Trust		6.0000	03/25/36	291,237
718,113	Bear Stearns Asset Backed Securities Trust(d)		5.5000	01/25/34	733,844
62,596	Bear Stearns Structured Products Inc Trust 2007-R6(c)		2.7110	01/26/36	51,488
54,772	Bella Vista Mortgage Trust 2004-1(b)	US0001M + 0.700%	0.7890	11/20/34	54,236
107,164	BlackRock Capital Finance, L.P.(a),(c)		3.5020	12/25/35	81,086
562,822	Cascade Funding Mortgage Trust 2018-RM2(a),(c),(f)		—	10/25/68	563,826
275,238	Cascade Funding Mortgage Trust 2019-RM3(a),(c)		4.0000	06/25/69	271,403
105,094	CDMC Mortgage Pass-Through Certificates Series(c)		5.4790	09/25/34	106,532
84,403	CDMC Mortgage Pass-Through Certificates Series(c)		5.1050	02/18/35	86,581
1,085,959	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce		5.5000	02/25/34	1,127,246
203,635	Chase Mortgage Finance Trust Series 2004-S2		5.5000	02/25/34	210,299
523,444	Chase Mortgage Finance Trust Series 2007-S3(f)		—	05/25/37	174,957
290,967	Chase Mortgage Finance Trust Series 2007-S3(e)		6.0000	05/25/37	69,323
282,057	Chevy Chase Funding, LLC Mortgage-Backed(a),(b)	US0001M + 0.250%	0.3420	10/25/36	209,466

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (Continued)
125,996	CHL Mortgage Pass-Through Trust 2002-19		6.2500	11/25/32	$127,657
152,377	CHL Mortgage Pass-Through Trust 2002-39		5.7500	02/25/33	153,071
850,779	CHL Mortgage Pass-Through Trust 2003-48(c)		2.2870	10/25/33	804,826
108,327	CHL Mortgage Pass-Through Trust 2003-60(c)		2.2410	02/25/34	105,392
44,122	CHL Mortgage Pass-Through Trust 2004-14(c)		2.4440	08/25/34	43,608
186,220	CHL Mortgage Pass-Through Trust 2004-23(c)		2.1010	11/25/34	162,825
41,487	CHL Mortgage Pass-Through Trust 2004-3		5.7500	04/25/34	42,612
95,055	CHL Mortgage Pass-Through Trust 2004-5		5.2500	05/25/34	99,305
118,695	CHL Mortgage Pass-Through Trust 2004-5		5.5000	05/25/34	124,160
92,857	CHL Mortgage Pass-Through Trust 2004-6(c)		2.3900	05/25/34	95,374
29,000	CHL Mortgage Pass-Through Trust 2004-8		5.7500	07/25/34	29,616
74,737	CHL Mortgage Pass-Through Trust 2004-HYB2(c)		2.3660	07/20/34	72,482
73,407	CHL Mortgage Pass-Through Trust 2004-HYB5(c)		2.5030	04/20/35	70,146
169,423	CHL Mortgage Pass-Through Trust 2004-J5		5.5000	07/25/34	169,848
82,086	CHL Mortgage Pass-Through Trust 2004-J9		5.5000	01/25/35	84,391
605,080	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	455,716
141,639	CHL Mortgage Pass-Through Trust 2006-J1		6.0000	02/25/36	91,965
52,635	CHL Mortgage Pass-Through Trust 2007-15		6.5000	09/25/37	29,396
166,058	Citicorp Mortgage Securities REMIC Pass-Through		5.5000	07/25/35	169,965
31,299	Citicorp Mortgage Securities Trust Series 2005-7		5.0000	10/25/55	32,397
55,462	Citicorp Mortgage Securities Trust Series 2006-6		6.0000	11/25/36	56,771
82,896	Citicorp Mortgage Securities Trust Series 2007-2(f)		—	02/25/37	52,978
222,600	Citicorp Mortgage Securities Trust Series 2007-4		6.0000	05/25/37	224,801
116,758	Citigroup Global Markets Mortgage Securities VII(c),(g)		5.7320	07/25/24	16,958
4,582	Citigroup Global Markets Mortgage Securities VII(c)		2.2320	09/25/32	4,132
338,316	Citigroup Mortgage Loan Trust 2009-4(a),(c)		5.4750	05/25/35	340,117
102,633	Citigroup Mortgage Loan Trust 2010-7(a),(c)		4.8260	07/25/36	102,466
11,390	Citigroup Mortgage Loan Trust 2010-9(a),(d)		5.7020	03/25/37	11,298
126,196	Citigroup Mortgage Loan Trust 2014-10(a),(c)		0.2580	02/25/37	122,872
145,027	Citigroup Mortgage Loan Trust 2019-C(a),(d)		3.2280	09/25/59	145,318
98,581	Citigroup Mortgage Loan Trust, Inc.		7.0000	06/25/31	98,646
20,213	Citigroup Mortgage Loan Trust, Inc.		5.2500	09/25/33	19,960
59,353	Citigroup Mortgage Loan Trust, Inc.		6.7500	08/25/34	63,017
200,175	Citigroup Mortgage Loan Trust, Inc.(c)		2.5310	10/25/35	132,367

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (Continued)
71,741	CitiMortgage Alternative Loan Trust Series 2007-A6		6.0000	06/25/37	$74,790
300,000	COLT 2020-2 Mortgage Loan Trust(a),(c)		5.2500	03/25/65	305,277
156,321	Credit Suisse First Boston Mortgage Securities(c)		4.3820	11/25/31	159,099
532,449	Credit Suisse First Boston Mortgage Securities(c)		7.2000	01/25/32	532,504
91,825	Credit Suisse First Boston Mortgage Securities Series 2003-11- 1A31		5.5000	06/25/33	94,321
767,716	Credit Suisse First Boston Mortgage Securities		5.2500	07/25/33	786,386
33,542	Credit Suisse First Boston Mortgage Securities		5.2500	09/25/33	33,479
82,457	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	86,711
247,370	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	260,464
246,429	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/34	248,154
129,846	Credit Suisse First Boston Mortgage Securities(b)	US0001M + 0.650%	0.7420	09/25/35	93,684
7,154	CSFB Mortgage-Backed Pass-Through Certificates		5.2500	11/25/22	1,833
358,379	CSFB Mortgage-Backed Pass-Through Certificates		7.5000	03/25/32	387,352
109,159	CSFB Mortgage-Backed Pass-Through Certificates(c)		1.8020	10/25/33	110,511
83,839	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	11/25/33	86,464
134,100	CSFB Mortgage-Backed Pass-Through Certificates(b)	US0001M + 0.740%	0.8320	06/25/34	135,104
549,459	CSFB Mortgage-Backed Pass-Through Certificates		6.0000	08/25/34	556,562
38,928	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	07/25/35	40,314
71,684	CSMC Series 2010-18R(a),(c)		2.4010	04/26/38	71,916
312,818	CSMC Trust 2007-5R		6.5000	07/26/36	115,926
1,346,980	CSMC Trust 2010-16(a),(c)		3.6220	06/25/50	1,233,563
1,364,346	CSMC Trust 2013-IVR5(a),(c)		3.6130	10/25/43	1,372,985
37,305	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1		5.5000	09/25/33	38,549
1,080,592	Deutsche Mortgage Securities Inc REMIC Trust(a),(c)		3.1800	04/28/37	1,089,929
2,121	DLJ Mortgage Acceptance Corporation		6.7500	01/25/24	1,917
50,785	DSLA Mortgage Loan Trust 2004-AR4(b)	US0001M + 0.720%	0.8090	01/19/45	44,494
281,667	Fannie Mae Trust 2005-W3(c)		3.3050	04/25/45	293,537
83,374	First Horizon Alternative Mortgage Securities		6.2500	08/25/37	52,916
82,563	First Horizon Mortgage Pass-Through Trust 2005-AR5(c)		2.6250	10/25/35	48,560
66,464	First Horizon Mortgage Pass-Through Trust 2005-AR5(c)		2.6250	11/25/35	64,558
143,015	First Horizon Mortgage Pass-Through Trust 2006-AR3(c)		2.5660	11/25/36	109,272
28,809	Freddie Mac Structured Pass-Through Certificates(b)	12MTA + 1.400%	1.4830	07/25/44	29,667
27,337	Freddie Mac Structured Pass-Through Certificates(b)	12MTA + 1.200%	1.2830	10/25/44	28,022
2,149,379	Galton Funding Mortgage Trust 2017-1(a),(c)		4.3370	07/25/56	2,238,963

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (Continued)
132,570	GMACM Mortgage Loan Trust 2004-J2		5.7500	06/25/34	$135,126
19,922	GMACM Mortgage Loan Trust 2005-AR3(c)		2.7910	06/19/35	19,641
1,937,549	GMACM Mortgage Loan Trust 2005-AR4(c)		3.5600	07/19/35	1,897,297
660,253	Government National Mortgage Association(c),(e)		1.7550	10/20/62	26,643
1,725,779	Government National Mortgage Association(c),(e)		2.0670	11/20/66	130,546
211,405	GS Mortgage Securities Corporation II(a),(b)	US0001M + 0.350%	0.4410	03/20/23	199,405
749,351	GS Mortgage-Backed Securities Trust(a),(c)		2.4560	07/25/44	750,374
1,576,046	GSMPS Mortgage Loan Trust(a),(c)		8.5000	06/19/29	1,546,955
1,304,207	GSMPS Mortgage Loan Trust 2004-4(a),(b)	US0001M + 0.400%	0.4920	06/25/34	1,156,291
738,353	GSMPS Mortgage Loan Trust 2004-4(a)		7.5000	06/25/34	782,614
403,153	GSMPS Mortgage Loan Trust 2004-4(a)		8.0000	06/25/34	435,351
40,672	GSMPS Mortgage Loan Trust 2005-RP2(a),(b)	US0001M + 0.350%	0.4420	03/25/35	38,651
203,794	GSMPS Mortgage Loan Trust 2005-RP3(a),(b)	US0001M + 0.350%	0.4420	09/25/35	169,747
147,192	GSMPS Mortgage Loan Trust 2006-RP1(a)		7.5000	01/25/36	152,940
847,901	GSMSC Pass-Through Trust 2008-2R(a),(c)		7.5000	10/25/36	331,942
204,862	GSR Mortgage Loan Trust 2004-13F		4.2500	11/25/34	211,631
52,495	GSR Mortgage Loan Trust 2005-4F		6.5000	02/25/35	53,398
10,909	GSR Mortgage Loan Trust 2005-6F		5.2500	07/25/35	11,124
29,068	GSR Mortgage Loan Trust 2005-8F		6.0000	11/25/35	16,998
63,861	GSR Mortgage Loan Trust 2005-AR3(b)	US0001M + 0.440%	0.5320	05/25/35	59,378
14,846	GSR Mortgage Loan Trust 2005-AR3(b)	US0001M + 0.440%	0.5320	05/25/35	14,190
138,005	GSR Mortgage Loan Trust 2006-1F		6.0000	02/25/36	95,755
87,884	GSR Mortgage Loan Trust 2007-AR2(c)		2.7890	05/25/37	65,409
85,000	HomeBanc Mortgage Trust 2005-3(b)	US0001M + 0.765%	0.8570	07/25/35	85,411
215,545	HSI Asset Loan Obligation Trust 2007-1		6.5000	06/25/37	119,956
286,155	HSI Asset Loan Obligation Trust 2007-AR1(c)		4.0540	01/25/37	263,156
205,975	HSI Asset Loan Obligation Trust 2007-AR2(c)		2.4390	09/25/37	187,509
84,818	Impac CMB Trust Series 2003-2F(d)		6.5700	01/25/33	86,555
82,577	Impac CMB Trust Series 2003-4(d)		5.7290	07/25/33	84,206
37,436	Impac CMB Trust Series 2004-7(b)	US0001M + 1.800%	1.8920	11/25/34	37,144
168,489	Impac CMB Trust Series 2005-4(b)	US0001M + 0.750%	1.2170	05/25/35	159,742
261,712	Impac Secured Assets CMN Owner Trust		6.0000	08/25/33	263,509
117,500	Impac Secured Assets Trust 2006-1 Series 2006-1-2A1(b)	US0001M + 0.700%	0.7920	05/25/36	114,334
10,170	IndyMac INDX Mortgage Loan Trust 2004-AR11(c)		2.9210	12/25/34	10,539

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (Continued)
255,698	JP Morgan Alternative Loan Trust(b),(e)	US0001M + 7.150%	7.0580	12/25/35	$68,808
31,633	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	32,126
39,202	JP Morgan Mortgage Trust 2005-A7(c)		2.8510	10/25/35	41,050
20,515	JP Morgan Mortgage Trust 2006-A4(c)		2.9750	06/25/36	16,869
859,433	JP Morgan Mortgage Trust 2014-IVR3(a),(c)		2.3970	09/25/44	863,934
3,450,838	JP Morgan Mortgage Trust 2014-IVR3(a),(c)		2.3970	09/25/44	3,467,697
159,887	JP Morgan Tax-Exempt Pass-Through Trust Series(a),(c)		3.0000	10/27/42	166,810
1,000,000	Multifamily Connecticut Avenue Securities Trust 2019-01(a),(c)		3.3416	10/15/49	1,008,451
1,000,000	La Hipotecaria Panamanian Mortgage Trust 2021-1(a)		4.3500	06/13/51	1,022,000
180,850	Lehman Mortgage Trust 2006-2		5.7500	04/25/36	184,034
39,988	MASTR Adjustable Rate Mortgages Trust 2003-1(c)		2.9980	12/25/32	37,525
28,862	MASTR Adjustable Rate Mortgages Trust 2003-2(c)		2.2790	07/25/33	29,400
34,658	MASTR Adjustable Rate Mortgages Trust 2003-6(c)		1.8150	12/25/33	34,467
23,921	MASTR Adjustable Rate Mortgages Trust 2003-6(c)		2.2500	12/25/33	23,570
246,193	MASTR Adjustable Rate Mortgages Trust 2004-15(c)		2.1970	12/25/34	244,802
201,684	MASTR Alternative Loan Trust 2003-3(c)		6.1530	05/25/33	198,442
54,596	MASTR Alternative Loan Trust 2003-5		5.5000	06/25/33	56,894
61,629	MASTR Alternative Loan Trust 2003-7		6.5000	12/25/33	66,428
203,756	MASTR Alternative Loan Trust 2004-1		5.5000	02/25/34	213,435
95,706	MASTR Alternative Loan Trust 2004-3		6.2500	04/25/34	100,327
530,125	MASTR Alternative Loan Trust 2004-3		6.5000	04/25/34	567,229
41,933	MASTR Alternative Loan Trust 2004-4		5.5000	05/25/34	43,642
439,455	MASTR Alternative Loan Trust 2004-6		5.5000	07/25/34	458,759
90,758	MASTR Alternative Loan Trust 2004-6		6.0000	07/25/34	95,214
76,886	MASTR Alternative Loan Trust 2004-6		6.0000	07/25/34	79,536
1,430,112	MASTR Alternative Loan Trust 2004-6		6.2500	07/25/34	1,483,019
594,952	MASTR Alternative Loan Trust 2004-6		6.5000	07/25/34	599,480
62,529	MASTR Alternative Loan Trust 2004-7		6.0000	06/25/34	67,773
1,556,517	MASTR Alternative Loan Trust 2004-7		6.0000	08/25/34	1,658,346
2,336	MASTR Alternative Loan Trust 2005-1		5.5000	01/25/23	2,326
300,341	MASTR Alternative Loan Trust 2005-2		5.0000	03/25/43	292,026
36,312	MASTR Alternative Loan Trust 2007-1(f)		—	10/25/36	24,315
866,093	MASTR Alternative Loan Trust 2007-HF1(f)		—	10/25/47	68,823
50,016	MASTR Asset Securitization Trust 2003-11		5.5000	12/25/33	50,664

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (Continued)
25,104	MASTR Asset Securitization Trust 2003-11		5.5000	12/25/33	$25,597
20,913	MASTR Asset Securitization Trust 2003-12		5.0000	12/25/33	21,338
51,971	MASTR Asset Securitization Trust 2003-12		5.0000	12/25/33	47,443
16,221	MASTR Asset Securitization Trust 2004-1		5.5000	02/25/34	16,443
81,518	MASTR Asset Securitization Trust 2005-1		5.5000	05/25/35	73,324
53,591	MASTR Reperforming Loan Trust 2005-1(a)		8.0000	08/25/34	54,654
21,251	MASTR Reperforming Loan Trust 2005-2(a)		8.0000	05/25/35	20,805
169,053	MASTR Reperforming Loan Trust 2006-2(a),(c)		3.4020	05/25/36	167,694
394,050	MASTR Seasoned Securitization Trust 2003-1		6.0000	02/25/33	412,918
51,512	MASTR Seasoned Securitization Trust 2005-1(c)		2.3800	10/25/32	45,819
880,000	Mello Mortgage Capital Acceptance 2018-MTG2(a),(c)		4.4040	10/25/48	886,820
40,202	Merrill Lynch Mortgage Investors Trust MLMI Series(c)		2.3310	05/25/33	38,596
38,022	Merrill Lynch Mortgage Investors Trust Series(c)		2.4640	09/25/33	38,001
116,359	Morgan Stanley Dean Witter Capital I Inc Trust(c)		1.5440	03/25/33	112,106
47,029	Morgan Stanley Mortgage Loan Trust 2004-10AR(c)		2.5070	11/25/34	47,124
31,518	Morgan Stanley Mortgage Loan Trust 2004-8AR(c)		1.0830	10/25/34	29,840
33,027	Morgan Stanley Mortgage Loan Trust 2004-8AR(c)		2.4150	10/25/34	33,868
80,065	Morgan Stanley Mortgage Loan Trust 2005-10		6.0000	12/25/35	44,853
24,755	Morgan Stanley Mortgage Loan Trust 2006-8AR(c)		2.0000	06/25/36	24,973
206,131	MortgageIT Trust 2004-2(b)	US0001M + 3.225%	3.3170	12/25/34	213,384
413,754	MortgageIT Trust 2005-3(b)	US0001M + 0.795%	0.8870	08/25/35	406,150
262,918	MRFC Mortgage Pass-Through Trust Series 2000-TBC3(a),(c)		2.4120	12/15/30	242,939
946,390	National City Mortgage Capital Trust		6.0000	03/25/38	984,074
46,153	National City Mortgage Capital Trust		6.0000	03/25/38	48,016
418,179	New Residential Mortgage Loan Trust 2017-2(a),(c)		4.7500	03/25/57	425,611
124,750	New Residential Mortgage Loan Trust 2020-1(a),(c)		3.5000	10/25/59	129,866
188,221	Nomura Asset Acceptance Corp Alternative Loan(a)		7.5000	03/25/34	193,439
108,195	Nomura Asset Acceptance Corp Alternative Loan(d)		5.9570	03/25/47	113,324
2,113	PHH Mortgage Trust Series 2008-CIM1(b)	US0001M + 2.250%	2.3360	05/25/38	2,123
488,010	PHH Mortgage Trust Series 2008-CIM1		6.0000	05/25/38	513,048
656,381	PHHMC Series 2005-4 Trust(c)		5.3110	07/18/35	673,141
1,923,055	Point Securitization Trust (a),(c)		3.2280	02/25/52	1,930,266
623,068	Prime Mortgage Trust 2003-3		5.5000	01/25/34	638,366
34,526	RAAC Series 2005-SP1 Trust		7.0000	09/25/34	36,034

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (Continued)
223,485	Radnor RE 2019-1 Ltd.(a),(b)	US0001M + 1.950%	2.0420	02/25/29	$223,654
121,394	RALI Series 2005-QA12 Trust(c)		3.5040	12/25/35	68,381
23,517	RBSGC Mortgage Loan Trust 2007-B(c)		3.8120	07/25/35	21,816
438,468	RBSGC Structured Trust 2008-A(a),(c)		5.5000	11/25/35	424,071
16,797	RBSSP Resecuritization Trust 2009-10(a),(c)		35.7440	01/26/37	19,206
132,204	Reperforming Loan REMIC Trust 2006-R2(a),(b)	US0001M + 0.420%	0.5120	07/25/36	120,284
171,675	Resecuritization Pass-Through Trust 2005-8R		6.0000	10/25/34	179,156
11,000	Residential Asset Securitization Trust 2002-A12		5.7500	11/25/32	11,370
171,000	Residential Asset Securitization Trust 2003-A10		5.2000	09/25/33	175,729
153,665	RESIMAC Bastille Trust Series 2019-1NC(a),(b)	US0001M + 0.930%	1.0150	09/05/57	154,456
21,829	RFMSI Series 2005-SA4 Trust(c)		2.2530	09/25/35	19,304
1,000,000	RMF Proprietary Issuance Trust(a),(c)		2.1250	09/25/61	909,563
2,916	Ryland Mortgage Securities Corporation(c)		1.6150	04/29/30	2,928
1,376,302	Saluda Grade Alternative Mortgage Trust 2020-FIG1(a)		3.3210	09/25/50	1,384,333
47,402	Seasoned Credit Risk Transfer Trust Series 2017-3(a),(f)		—	07/25/56	16,571
52,441	Sequoia Mortgage Trust 2004-10(b)	US0001M + 0.620%	0.7110	11/20/34	51,984
80,369	Sequoia Mortgage Trust 2005-2(b)	US0001M + 0.440%	0.5310	03/20/35	79,486
1,377,610	Sequoia Mortgage Trust 2013-10(a),(c)		3.5500	08/25/43	1,393,302
100,000	Spruce Hill Mortgage Loan Trust 2020-SH1(a),(c)		4.6760	01/28/50	100,477
82,311	Structured Adjustable Rate Mortgage Loan Trust(c)		2.6170	03/25/34	79,684
79,508	Structured Adjustable Rate Mortgage Loan Trust(c)		2.6470	12/25/34	76,957
105,223	Structured Adjustable Rate Mortgage Loan Trust(c)		2.5560	03/25/35	96,710
445,937	Structured Adjustable Rate Mortgage Loan Trust(c)		2.9670	07/25/35	332,581
8,648	Structured Adjustable Rate Mortgage Loan Trust(b)	US0001M + 0.380%	0.4720	09/25/36	8,184
41,358	Structured Asset Sec Corp Mort Passthr Certs Ser(c)		2.8320	01/25/34	42,011
72,423	Structured Asset Securities Corp Mortgage(c)		2.5200	11/25/30	37,369
14,990	Structured Asset Securities Corporation(b)	US0001M + 0.780%	0.8660	12/25/33	13,951
17,878	Structured Asset Securities Corporation(d)		5.1340	02/25/34	18,261
98,772	Structured Asset Securities Corporation(a),(b)	US0001M + 0.350%	0.4420	04/25/35	93,303
159,220	Structured Asset Securities Corporation(a),(c)		3.3980	06/25/35	146,102
593,000	Verus Securitization Trust 2020-INV1(a),(c)		5.5000	04/25/60	622,298
538,000	Vista Point Securitization Trust 2020-1(a),(c)		4.1510	03/25/65	548,365
65,553	WaMu Mortgage Pass-Through Certificates Series(c)		2.6670	11/25/32	61,514
57,442	WaMu Mortgage Pass-Through Certificates Series(c)		2.5720	01/25/33	59,247

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (Continued)
71,958	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/33	$72,627
62,961	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/33	63,092
591,338	WaMu Mortgage Pass-Through Certificates Series(c)		5.6350	06/25/33	616,232
23,154	WaMu Mortgage Pass-Through Certificates Series(c)		2.5140	09/25/33	22,246
33,948	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR2-A(b)	COF 11 + 1.250%	1.4750	02/27/34	32,288
101,276	WaMu Mortgage Pass-Through Certificates Series		6.0000	07/25/34	104,476
61,859	WaMu Mortgage Pass-Through Certificates Series(c)		2.9520	03/25/36	62,144
57,138	WaMu Mortgage Pass-Through Certificates Series(b)	US0001M + 0.640%	0.7320	01/25/45	57,064
146,896	WaMu Mortgage Pass-Through Certificates Series(c)		2.8550	08/25/46	108,398
102,831	Washington Mutual MSC Mortgage Pass-Through		5.7500	02/25/33	103,927
199,938	Washington Mutual MSC Mortgage Pass-Through		5.5000	03/25/33	207,237
91,709	Washington Mutual MSC Mortgage Pass-Through		7.5000	04/25/33	94,395
14,481	Washington Mutual MSC Mortgage Pass-Through(a),(c)		2.5390	01/25/35	12,563
3,093,952	Wells Fargo Mortgage Backed Securities 2018-1(a),(c)		3.6940	07/25/47	3,142,881
					85,660,504
	CREDIT CARD — 0.3%
750,000	Mercury Financial Credit Card Master Trust Series 2021-1A B(a)		2.3300	03/20/26	750,765

	HOME EQUITY — 3.5%
68,106	ABFC 2004-OPT2 Trust(b)	US0001M + 0.560%	0.6520	10/25/33	66,127
92,977	American Residential Home Equity Loan Trust 1998-1(b)	US0001M + 2.175%	2.2670	05/25/29	97,009
631,331	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser(b)	US0001M + 2.655%	2.7470	08/25/32	638,556
104,608	Ameriquest Mortgage Securities, Inc.(d)		3.9830	05/25/34	106,176
571,948	Argent Securities Inc Asset-Backed Pass-Through(b)	US0001M + 5.625%	3.9460	09/25/33	578,066
634,261	Bayview Financial Asset Trust 2007-SSR1(a),(b)	US0001M + 0.450%	0.5420	03/25/37	618,860
1,905,229	Bayview Financial Mortgage Pass-Through Trust(a),(b)	US0001M + 1.500%	1.5930	02/28/40	1,756,746
177,898	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 2.100%	2.1920	06/25/34	179,642
470,576	Bear Stearns Asset Backed Securities Trust 2004-1(b)	US0001M + 0.975%	1.0670	06/25/34	480,102
224,633	Bear Stearns Home Loan Owner Trust 2001-A(d)		10.5000	02/15/31	233,284
48,899	Chase Funding Loan Acquisition Trust Series		4.7500	12/25/34	48,698
318,985	CHEC Loan Trust 2004-1(a),(b)	US0001M + 0.975%	1.0670	07/25/34	317,287
199,576	Delta Funding Home Equity Loan Trust 1999-2(b)	US0001M + 0.320%	0.7300	08/15/30	189,106
173,539	Delta Funding Home Equity Loan Trust 1999-3(d)		8.0610	09/15/29	174,282

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	HOME EQUITY — 3.5% (Continued)
424,490	Delta Funding Home Equity Loan Trust 2000-1(d)		8.0900	05/15/30	$422,326
78,875	First Alliance Mortgage Loan Trust 1999-1(d)		7.1800	06/20/30	81,228
111,590	GE Capital Mortgage Services Inc 1999-HE1 Trust(c)		6.7000	04/25/29	113,513
1,389,000	Mastr Asset Backed Securities Trust 2004-FRE1(b)	US0001M + 2.700%	2.7920	07/25/34	1,391,838
288,094	Mastr Asset Backed Securities Trust 2005-NC1(b)	US0001M + 0.750%	0.8420	12/25/34	287,047
213,627	Morgan Stanley A.B.S Capital I Inc Trust Series(b)	US0001M + 3.900%	3.9920	03/25/33	215,171
279,823	New Century Home Equity Loan Trust Series 2003-B(b)	US0001M + 0.975%	1.0670	10/25/33	265,999
5,697	NovaStar Mortgage Funding Trust Series 2003-2(b)	US0001M + 4.725%	4.8170	09/25/33	5,943
66,480	RAAC Series 2004-SP1 Trust(b)	US0001M + 0.700%	0.7920	03/25/34	64,256
288,051	RBSSP Resecuritization Trust 2010-4(a),(d)		5.8250	02/26/36	292,252
647,895	Renaissance Home Equity Loan Trust 2002-3(b)	US0001M + 1.500%	1.5920	12/25/32	638,056
139,036	Renaissance Home Equity Loan Trust 2002-3(b)	US0001M + 2.550%	2.6420	12/25/32	138,994
43,021	Saxon Asset Securities Trust 2001-2(d)		7.1700	03/25/29	45,424
61,432	Saxon Asset Securities Trust 2003-3(b)	US0001M + 2.400%	2.4920	12/25/33	61,647
283,651	Saxon Asset Securities Trust 2003-3(d)		4.3170	12/25/33	280,288
477,539	Security National Mortgage Loan Trust 2005-2(a),(c)		6.2130	02/25/36	488,393
122,702	Soundview Home Loan Trust 2006-OPT4(b)	US0001M + 0.300%	0.3920	06/25/36	121,752
213,328	Southern Pacific Secured Asset Corporation		7.3200	05/25/27	225,044
					10,623,112
	MANUFACTURED HOUSING — 1.4%
1,000,000	Cascade MH Asset Trust 2019-MH1 Series 2019-MH1 M(a),(c)		5.9850	11/01/44	1,046,712
473,411	Mid-State Capital Corp 2004-1 Trust		8.1140	08/15/37	500,977
2,500,000	Towd Point Mortgage Trust 2019-MH1(a),(c)		3.7500	11/25/58	2,528,889
					4,076,578
	NON AGENCY CMBS — 16.2%
723,000	Arbor Multifamily Mortgage Securities Trust(a)		1.7500	05/15/53	646,176
1,000,000	Arbor Multifamily Mortgage Securities Trust(a)		1.7500	05/15/53	859,715
175,000	Bancorp Commercial Mortgage 2018-CRE3 Trust Series 2018-CR3 D(a),(b)	US0001M + 2.700%	2.7890	01/15/33	174,445
165,893	Bayview Commercial Asset Trust 2004-2(a),(b)	US0001M + 1.770%	1.8620	08/25/34	166,127
70,092	Bayview Commercial Asset Trust 2005-2(a),(b)	US0001M + 1.725%	1.8170	08/25/35	66,705
521,891	Bayview Commercial Asset Trust 2007-3(a),(b)	US0001M + 0.340%	0.4320	07/25/37	487,067
1,290,101	Bayview Commercial Asset Trust 2007-3(a),(b)	US0001M + 0.500%	0.5920	07/25/37	1,177,819
330,000	BMD2 Re-Remic Trust 2019-FRR1(a),(c)		3.4960	05/25/52	331,472

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	NON AGENCY CMBS — 16.2% (Continued)
1,000,000	Capital Funding Mortgage Trust 2021-15(a),(b)	US0001M + 3.150%	4.1500	03/15/24	$1,011,554
72,000	CD 2017-CD3 Mortgage Trust(a)		3.2500	02/10/50	57,153
3,872	CFCRE Commercial Mortgage Trust 2011-C2(a),(c)		5.3590	12/15/47	3,742
1,990,236	CG-CCRE Commercial Mortgage Trust 2014-FL1(a),(b)	US0001M + 1.150%	1.2400	06/15/31	1,944,042
738,208	CG-CCRE Commercial Mortgage Trust 2014-FL2(a),(b)	US0001M + 1.854%	1.9430	11/15/31	708,397
631,984	CNL Commercial Mortgage Loan Trust 2003-1(a),(b)	US0001M + 0.500%	0.5900	05/15/31	612,531
23,845	COMM 2010-C1 Mortgage Trust(a),(c)		5.8070	07/10/46	23,898
175,000	COMM 2012-LC4 Mortgage Trust(c)		4.9340	12/10/44	175,112
90,000	COMM 2013-CCRE12 Mortgage Trust(c)		4.7620	10/10/46	90,756
265,000	CSAIL 2018-C14 Commercial Mortgage Trust(a),(c)		5.0880	11/15/51	277,043
520,000	CSMC 2014-USA OA, LLC(a)		4.3730	09/15/37	488,855
1,702,000	GS Mortgage Securities Trust 2014-GC18(c)		4.8850	01/10/47	1,691,208
26,000	GS Mortgage Securities Trust 2014-GC20(c)		5.1210	04/10/47	25,317
1,300,000	Harvest Commercial Capital Loan Trust 2019-1(a),(c)		5.7300	11/25/31	1,247,211
900,000	Harvest Commercial Capital Loan Trust 2020-1(a),(c)		5.9640	04/25/52	883,861
2,366,000	Hudsons Bay Simon JV Trust 2015-HBS(a)		3.9140	08/05/34	2,299,162
128,833	JP Morgan Chase Commercial Mortgage Securities(a),(b)	US0001M + 3.750%	1.6200	05/15/28	111,698
3,169,733	JP Morgan Chase Commercial Mortgage Securities(a)		3.9100	05/05/30	2,721,712
331,786	JP Morgan Chase Commercial Mortgage Securities(a),(c)		3.9770	10/15/45	335,270
193,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)		5.7070	02/15/46	77,072
500,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)		3.2500	04/15/46	354,303
612,222	JP Morgan Chase Commercial Mortgage Securities(a),(c)		5.5740	07/15/46	634,434
1,109,640	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS		5.3370	05/15/47	972,748
676,726	JP Morgan Chase Commercial Mortgage Securities(b)		6.0180	06/15/49	239,137
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015- C29 Class C(b)		4.3390	05/15/48	322,642
50,750	LB-UBS Commercial Mortgage Trust 2007-C6(c)		7.0880	07/15/40	40,468
4,315,000	Morgan Stanley Bank of America Merrill Lynch Trust(c)		4.4960	08/15/46	4,247,471
200,000	Morgan Stanley Capital I Trust 2015-MS1(a),(c)		4.1660	05/15/48	186,998
242,836	Multi Security Asset Trust, L.P. Commercial(a),(c)		4.7800	11/28/35	169,904
190,000	Olympic Tower 2017-OT Mortgage Trust(a),(c)		4.0770	05/10/39	161,500
2,000,000	ReadyCap Commercial Mortgage Trust 2015-SBC2(a),(c)		5.1240	06/25/55	2,009,238
7,630,000	ReadyCap Commercial Mortgage Trust 2018-4(a),(c)		5.2460	02/27/51	7,979,683
105,000	UBS-Barclays Commercial Mortgage Trust 2012-C2(a),(b)		4.9710	05/10/63	97,589

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	NON AGENCY CMBS — 16.2% (Continued)
445,000	UBS-Barclays Commercial Mortgage Trust 2012-C2 Series 2012-C2 D(a),(c)		5.0430	05/10/63	$89,791
750,000	UBS-Barclays Commercial Mortgage Trust 2012-C4		2.7920	12/10/45	753,339
171,000	UBS-Barclays Commercial Mortgage Trust 2012-C4(a),(c)		4.6100	12/10/45	153,280
75,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(a),(c)		4.2160	03/10/46	69,962
176,450	Velocity Commercial Capital Loan Trust 2015-1(a),(c)		7.2040	06/25/45	176,872
3,144,000	Velocity Commercial Capital Loan Trust 2016-2(c)		8.2760	10/25/46	3,212,360
3,055,000	Velocity Commercial Capital Loan Trust 2017-1(a),(c)		7.9500	05/25/47	3,099,305
717,097	Velocity Commercial Capital Loan Trust 2018-1(a)		7.2600	04/25/48	735,473
686,321	Velocity Commercial Capital Loan Trust 2018-2(a),(c)		6.3600	10/26/48	707,150
2,206,428	Wachovia Bank Commercial Mortgage Trust Series(a),(c),(e)		0.8260	07/15/41	4,751
246,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(c)		4.4410	07/15/46	245,177
139,147	WFRBS Commercial Mortgage Trust 2011-C4(a),(c)		5.0240	06/15/44	136,327
2,322,000	WFRBS Commercial Mortgage Trust 2012-C7(c)		4.8810	06/15/45	2,233,987
100,000	WFRBS Commercial Mortgage Trust 2014-C24(c)		4.2040	11/15/47	100,147
460,148	WFRBS Commercial Mortgage Trust 2014-C25(a),(c)		3.8030	11/15/47	417,364
					48,246,520
	OTHER ABS — 0.3%
300,000	Finance of America HECM Buyout 2021-HB1 Series 2021-HB1 M3(a),(c)		3.6400	02/25/31	296,906
97,881	HERO Funding Trust 2015-2(a)		3.9900	09/20/40	99,440
5,424,000	LendingClub Issuance Trust Series 2016-NP1(a),(g)		—	06/15/22	—
98,019	Longtrain Leasing III, LLC 2015-1 Series 2015-1A Class A2(a)		4.0600	01/15/45	98,242
300,135	Sprite 2017-1 Ltd.(a)		4.2500	12/15/37	296,162
					790,750
	RESIDENTIAL MORTGAGE — 2.5%
388,517	Amresco Residential Securities Corp Mort Loan(b)	US0001M + 0.470%	1.0320	06/25/29	372,149
1,638,146	Belvedere SPV Srl(b)	EUR006M + 3.250%	2.7370	12/31/38	1,701,363
81,736	Carrington Mortgage Loan Trust Series 2006-NC2(b)	US0001M + 0.150%	0.2420	06/25/36	81,574
9,889	Chase Funding Trust Series 2002-4(b)	US0001M + 0.740%	0.8320	10/25/32	9,851
75,256	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 4.500%	4.5920	11/25/32	75,815
104,213	Credit-Based Asset Servicing and Securitization,(b)	US0001M + 2.775%	2.8670	03/25/34	111,503
1,301,168	Credit-Based Asset Servicing and Securitization,(d)		6.7800	05/25/35	1,334,489
57,255	Credit-Based Asset Servicing and Securitization,(a),(d)		4.7740	12/25/37	57,591
23,841	CWABS Asset-Backed Certificates Trust 2006-18(b)	US0001M + 0.160%	0.2520	03/25/37	23,832

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.9% (Continued)
	RESIDENTIAL MORTGAGE — 2.5% (Continued)
362,293	First Franklin Mortgage Loan Trust 2002-FF1(b)	US0001M + 1.800%	1.8920	04/25/32	$353,787
82,457	GE-WMC Asset-Backed Pass-Through Certificates(b)	US0001M + 0.660%	0.7520	12/25/35	84,312
72,785	GSAMP Trust 2002-WF(b)	US0001M + 1.100%	1.1910	10/20/32	72,797
255,184	Interstar Millennium Series 2004-4E Trust(b)	EUR003M + 0.400%	—	11/14/36	272,017
127,722	Long Beach Mortgage Loan Trust 2003-2(b)	US0001M + 2.850%	2.9420	06/25/33	133,598
92,260	Mastr Specialized Loan Trust(a),(b)	US0001M + 0.750%	0.8420	11/25/35	92,421
560,607	RAAC Series 2005-SP2 Trust(b)	US0001M + 0.600%	0.6920	06/25/44	487,079
734,527	RAAC Series 2007-RP3 Trust(a),(b)	US0001M + 0.380%	0.8520	10/25/46	724,905
527,273	Structured Asset Investment Loan Trust 2003-BC9(b)	US0001M + 3.150%	3.2420	08/25/33	550,797
1,000,000	Towd Point Mortgage Trust 2019-SJ2(a),(c)		5.0000	11/25/58	1,012,867
					7,552,747
	STUDENT LOANS — 0.6%
36,635	AccessLex Institute(b)	US0003M + 0.700%	0.8240	01/25/43	35,145
760,000	EdLinc Student Loan Funding Trust 2012-1(a),(b)	US0001M + 4.240%	4.3320	11/26/40	929,092
488,989	EdLinc Student Loan Funding Trust 2017-A(a),(b)	Prime Rate - 1.150%	2.1000	12/01/47	464,661
152,378	L2L Education Loan Trust 2006-1(a),(b)	US0001M + 0.340%	0.4300	06/15/31	146,713
50,922	National Collegiate Trust 2005-GATE (The)(a),(b)	US0001M + 0.450%	0.5420	04/26/23	46,039
35,818	SLM Student Loan Trust 2005-8(b)	US0003M + 0.310%	0.4340	01/25/55	34,179
					1,655,829
	WHOLE BUSINESS — 0.4%
37,752	Business Loan Express Business Loan Trust 2005-A(a),(b)	US0001M + 1.100%	1.1920	09/25/38	34,649
174,504	Business Loan Express Business Loan Trust 2007-A(a),(b)	US0001M + 0.400%	0.4910	10/20/40	162,681
92,928	Business Loan Express SBA Loan Trust 2006-1(a),(b)	US0001M + 0.950%	1.0410	10/20/38	85,615
937,178	Harvest SBA Loan Trust 2021-1(a),(b)	US0001M + 2.000%	2.0890	04/25/48	922,410
					1,205,355
	TOTAL ASSET BACKED SECURITIES (Cost $198,104,866)				202,249,099

	CORPORATE BONDS — 15.2%
	ASSET MANAGEMENT — 0.2%
70,000	Morgan Stanley & Company, LLC(b)	(5*(USISDA30*USISDA02))	6.0800	01/21/26	70,175
274,000	Nomura America Finance, LLC(c)		5.8000	12/31/33	254,820
65,000	Nomura America Finance, LLC(b)	(4*(USISDA30*USISDA02))	3.7800	02/28/34	60,039
355,000	Nomura America Finance, LLC(c)		4.3960	07/29/34	318,612
					703,646

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.2% (Continued)
	BANKING — 5.3%
190,000	Bank of Nova Scotia (The)(b)	(4*(USISDA30-USISDA02))	2.7440	06/27/33	$153,425
120,000	Bank of Nova Scotia (The)(b)	4*(CMS30-CMS2)	4.0800	01/30/34	108,000
100,000	Bank of Nova Scotia (The)(c)		1.7800	08/28/34	82,500
75,000	Barclays Bank plc(c)		—	01/23/26	74,996
525,000	Barclays Bank plc(c)		5.8740	09/13/28	509,250
50,000	Barclays Bank plc(c)		5.5320	10/18/28	48,313
75,000	Barclays Bank plc(c)		2.2880	08/15/33	65,250
58,000	Barclays Bank plc(c)		3.2840	04/25/34	47,560
70,000	Barclays Bank plc(c)		2.3920	07/31/34	59,238
177,000	BNP Paribas S.A.(b)	4*(CMS30-CMS5)	3.3720	04/30/33	155,760
430,000	Citigroup, Inc.(c)		2.1960	06/11/33	350,450
1,037,000	Citigroup, Inc.(c)		1.7960	11/26/33	887,931
507,000	Citigroup, Inc.(c)		4.4880	12/29/34	454,399
55,000	Citigroup, Inc.(c)		10.0000	08/31/35	46,750
300,000	Credit Suisse A.G.(c)		10.8970	09/30/30	303,000
655,000	Credit Suisse A.G.(c)		9.9960	04/29/31	671,375
1,024,000	Credit Suisse A.G.(c)		8.0000	10/31/31	1,064,960
120,000	Deutsche Bank A.G.(c)		1.9400	01/31/33	92,400
245,000	Deutsche Bank A.G.(c)		4.2000	06/30/34	199,981
1,257,000	Deutsche Bank A.G.(b)	(4*(USISDA30-USISDA02))	1.7800	08/28/34	1,005,600
3,949,000	Deutsche Bank A.G.(c)		3.9020	10/31/34	3,514,609
961,000	Deutsche Bank A.G.(c)		2.9520	11/26/34	837,271
738,000	Deutsche Bank A.G.(c)		4.1200	03/27/35	616,230
75,000	Deutsche Bank A.G.(c)		4.8720	12/23/35	62,250
100,000	HSBC USA, Inc.(c)		7.3310	05/21/29	97,500
200,000	Lloyds Bank plc(b)	USISDA30 - 0.500%	0.2110	01/31/33	155,750
136,000	Lloyds Bank plc(c)		4.2840	10/25/33	120,360
655,000	Lloyds Bank plc(c)		2.3800	11/27/33	574,196
177,000	Natixis US Medium-Term Note Program, LLC(c)		1.0800	04/30/34	167,486
1,414,000	Natixis US Medium-Term Note Program, LLC(b)	(7.5*(USISDA30-USISDA05))	2.2430	07/31/34	1,237,250
194,000	Natixis US Medium-Term Note Program, LLC(c)		10.0000	03/31/36	188,423
125,000	NatWest Markets plc(c)		3.1120	08/18/31	111,250
100,000	NatWest Markets plc(c)		1.9520	08/26/31	84,250

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.2% (Continued)
	BANKING — 5.3% (Continued)
202,000	SG Structured Products, Inc.(c)		1.0000	03/31/26	192,405
185,000	SG Structured Products, Inc.(c)		3.4680	07/29/31	161,875
644,000	Societe Generale S.A.(c)		12.7000	10/29/32	634,340
203,000	Societe Generale S.A.(b)		12.5000	01/31/35	201,477
135,000	STRATS, LLC(c)	US0006M + 1.000%	1.2280	02/15/34	106,127
					15,444,187
	INSTITUTIONAL FINANCIAL SERVICES — 5.2%
41,000	Citigroup Global Markets Holdings, Inc.(c)		11.7680	04/25/32	37,073
35,000	Citigroup Global Markets Holdings, Inc.(c)		1.7850	11/22/32	33,250
200,000	Citigroup Global Markets Holdings, Inc.		10.0000	03/29/34	198,000
50,000	Citigroup Global Markets Holdings, Inc.(c)		5.5150	12/14/36	45,000
365,000	Goldman Sachs Group, Inc. (The)(c)		3.5500	03/19/29	338,081
97,000	Jefferies Group, LLC / Jefferies Group Capital(c)		7.1480	05/31/34	98,455
30,000	Jefferies Group, LLC / Jefferies Group Capital(c)		8.1800	06/30/37	30,750
310,000	Jefferies Group, LLC / Jefferies Group Capital(c)		8.5770	07/31/37	323,950
229,000	Jefferies Group, LLC / Jefferies Group Capital(b)	(9*(USISDA10-USISDA02))	8.0000	08/31/37	232,435
150,000	Jefferies Group, LLC / Jefferies Group Capital(c)		8.1800	08/31/37	153,750
248,000	Jefferies Group, LLC / Jefferies Group Capital(c)		6.5440	09/30/37	247,070
110,000	Jefferies Group, LLC / Jefferies Group Capital(c)		7.6240	01/31/38	113,575
762,000	Jefferies Group, LLC / Jefferies Group Capital(b)	(7.5*(USISDA30-USISDA02))	2.4300	02/28/38	640,080
280,000	Jefferies Group, LLC / Jefferies Group Capital(b)	US0003M + 4.000%	5.0000	03/20/40	279,192
115,000	Morgan Stanley(c)		8.0000	03/21/27	124,775
1,015,000	Morgan Stanley(c)		6.5360	09/27/28	990,894
3,588,000	Morgan Stanley(b)	(10*(USISDA30-USISDA02))	10.0000	04/30/30	3,767,399
1,388,000	Morgan Stanley(b)	(10*(USISDA30-USISDA02))	10.0000	05/29/30	1,460,870
363,000	Morgan Stanley(c)		10.0000	06/30/30	377,520
182,000	Morgan Stanley(b)	(8*(USISDA30-USISDA02))	8.9360	07/31/30	187,460
290,000	Morgan Stanley(b)	(8.5*(USISDA30-USISDA02))	10.0000	08/19/30	301,600
216,000	Morgan Stanley(b)	(8*(USISDA30-USISDA02))	8.9360	08/31/30	222,480
285,000	Morgan Stanley(c)		10.0000	09/30/30	294,263
171,000	Morgan Stanley(c)		7.2500	10/30/30	148,782
151,000	Morgan Stanley(b)	(5*(USISDA30-USISDA02))	9.4500	10/30/30	153,265
50,000	Morgan Stanley(c)		5.5850	11/30/30	48,500
20,000	Morgan Stanley(c)		8.0000	03/31/31	21,400

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.2% (Continued)
89,000	Morgan Stanley(c)		8.5000	05/31/31	$96,231
100,000	Morgan Stanley(c)		9.0000	06/30/31	109,500
114,000	Morgan Stanley(c)		8.5000	07/29/31	122,123
228,200	Morgan Stanley(c)		8.1400	09/16/31	233,905
117,000	Morgan Stanley(c)		6.7020	01/30/34	118,901
220,000	Morgan Stanley(c)		4.4680	07/31/34	191,400
121,000	Morgan Stanley(c)		5.5450	08/29/34	107,690
120,000	Morgan Stanley(c)		6.7500	09/30/34	106,800
238,000	Morgan Stanley(b)	(5*(USISDA30-USISDA02))	7.0700	10/08/34	211,523
233,000	Morgan Stanley(c)		7.8190	10/31/34	226,010
30,000	Morgan Stanley(b)	(7*(USISDA30-USISDA02))	6.2750	11/28/34	26,663
304,000	Morgan Stanley(b)	(4.5*(USISDA30-USISDA02))	8.9360	01/30/35	307,040
438,000	Morgan Stanley(b)	(6*(USISDA30-USISDA02))	6.7020	03/31/35	416,100
532,000	Morgan Stanley(b)	(9*(USISDA30-USISDA02))	9.0000	04/30/35	579,880
73,000	Morgan Stanley(c)		9.0000	05/29/35	79,570
120,000	Morgan Stanley(c)		9.0000	06/30/35	131,100
268,000	Morgan Stanley(c)		9.0000	07/31/35	292,120
79,000	Morgan Stanley(c)		9.0000	09/30/35	86,110
109,000	Morgan Stanley(c)		9.0000	11/30/35	118,810
134,000	Morgan Stanley(b)	(9*(USISDA30-USISDA02))	9.0000	12/23/35	146,060
816,000	Morgan Stanley(b)	(10*(USISDA30-USISDA02))	10.0000	02/29/36	844,560
					15,421,965
	SPECIALTY FINANCE — 4.5%
498,000	Morgan Stanley Finance, LLC(c)		10.0000	04/30/33	521,033
541,000	Morgan Stanley Finance, LLC(b)	(10*(USISDA30-USISDA02))	10.0000	06/30/36	559,935
215,000	Morgan Stanley Finance, LLC(b)	(15*(USISDA30-USISDA02))	10.0000	07/29/36	226,288
2,574,000	Morgan Stanley Finance, LLC(b)	(20*(USISDA30-USISDA02))	9.0000	08/31/36	2,709,134
788,000	Morgan Stanley Finance, LLC(c)		9.0000	09/30/36	829,370
4,218,000	Morgan Stanley Finance, LLC(b)	(20*(USISDA30-USISDA02))	9.0000	11/29/36	4,439,444
1,269,000	Morgan Stanley Finance, LLC(b)	(20*(USISDA30-USISDA02))	9.0000	01/31/37	1,335,623
361,000	Morgan Stanley Finance, LLC(b)	(20*(USISDA30-USISDA02))	9.0000	04/28/37	379,050
267,000	Morgan Stanley Finance, LLC(c)		8.0000	07/31/37	280,350

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.2% (Continued)
	SPECIALTY FINANCE — 4.5% (Continued)
158,000	Morgan Stanley Finance, LLC(c)		8.0000	09/29/37	$165,900
996,000	Morgan Stanley Finance, LLC(b)	10*(CMS30-CMS5)	10.0000	09/29/37	1,030,860
359,284	Preferred Term Securities IV Ltd. / Preferred Term(a),(b)	US0003M + 2.250%	2.3720	12/23/31	352,098
87,245	Preferred Term Securities X Ltd. / Preferred Term(a),(b)	US0003M + 0.860%	0.9890	07/03/33	82,525
600,908	Select Notes Trust LT 2003-1		5.9100	02/22/33	607,847
					13,519,457
	TOTAL CORPORATE BONDS (Cost $43,286,078)				45,089,255

	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.0%
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	8,069
485,000	Argentine Republic Government International Bond(d)		1.1250	07/09/35	137,139
					145,208
	SUPRANATIONAL — 0.3%
964,000	International Bank for Reconstruction & Development(c)		2.8120	06/30/34	804,940

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,205,997)				950,148

	U.S. GOVERNMENT & AGENCIES — 6.7%
	AGENCY MBS OTHER — 0.0%
38,681	Fannie Mae Pool 257064		4.5000	11/01/37	39,937
	U.S. TREASURY BILLS — 4.4%
8,000,000	United States Treasury Bill		0.0246	01/25/22	7,999,695
5,000,000	United States Treasury Bill		0.0410	02/24/22	4,999,510
					12,999,205
	U.S. TREASURY NOTES — 2.3%
4,000,000	United States Treasury Note		0.7500	03/31/26	3,942,656
3,000,000	United States Treasury Note		1.6250	11/15/50	2,880,469
					6,823,125
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,039,688)				19,862,267

	TOTAL INVESTMENTS - 90.1% (Cost $262,636,629)				$268,150,769
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.9%				29,420,222
	NET ASSETS - 100.0%				$297,570,991

See accompanying notes to financial statements.

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

CREDIT DEFAULT SWAP AGREEMENTS

						Amortized Upfront	Unrealized
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Payments Paid	Depreciation
Morgan Stanley, 3.75%, 02/25/2023	Goldman Sachs	1.00%	6/20/2025	$20,000,000	(380,752)	(279,419)	$(101,333)

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S/A	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

COF	11 Cost of Funds for the 11th District of San Francisco

EUR003M	Euribor 3 Month ACT/360

EUR006M	Euribor 6 Month ACT/360

Prime Rate	Prime Lending Rate by Country United States

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

USISDA02	2 Year Swap

USISDA10	10 Year Swap

USISDA30	30 Year Swap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2021 the total market value of 144A securities is $124,239,321 or 41.8% of net assets.

(b)	Variable rate security; the rate shown represents the rate on November 30, 2021.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at November 30, 2021.

(e)	Interest only securities.

(f)	Zero coupon bond.

(g)	The security is illiquid; total illiquid securities represent 2.2% of net assets.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2021

	Easterly	Easterly	Easterly
	EHS	Total Hedge	Structured Credit
	Fund	Portfolio	Value Fund
Assets:
Investments in Affiliates, at cost	$301,699	$7,037,989	$—
Investments in Unaffiliated securities, at cost	915,670	27,975,901	262,636,629
Total Investments, at cost	$1,217,369	$35,013,890	$262,636,629

Investments in Affiliates, at value	$300,628	$7,069,136	$—
Investments in Unaffiliated securities, at value	892,021	27,239,621	268,150,769
Total Investments, at value	$1,192,649	$34,308,757	$268,150,769
Cash	146,753	667,844	31,789,630
Foreign Cash ($9, $26 and $17,987)	9	26	17,675
Deposit in collateral account for Swaps	—	2,727,263	830,000
Unrealized appreciation on swaps	—	26,696	—
Unrealized appreciation on forward currency exchange contracts	669	13,311	—
Receivable for securities sold	—	9,088	16,654
Receivable for open swaps	496	—	—
Receivable for fund shares sold	—	—	398,135
Interest and dividends receivable	—	1,495	694,542
Receivable from manager	10,425	—	—
Prepaid expenses and other assets	5,195	8,233	342,353
Total Assets	1,356,196	37,762,713	302,239,758

Liabilities:
Options Written (premiums received $0, $9,088, $0)	—	37,194	—
Payable for securities purchased	—	38,788	3,843,821
Payable for fund shares redeemed	—	1,407	103,523
Unrealized depreciation on swaps	—	—	101,333
Premiums received on swaps	—	33,159	279,419
Interest Payable	—	1,042	—
Administration fees payable	4,644	8,114	28,268
Unrealized depreciation on forward currency exchange contracts	306	6,238	—
Payable to manager	—	20,467	259,212
Trustee fees payable	3,670	3,610	3,858
Payable for distribution (12b-1) fees	—	—	32,665
Accrued expenses and other liabilities	15,407	15,407	16,668
Total Liabilities	24,027	165,426	4,668,767

Net Assets	$1,332,169	$37,597,287	$297,570,991

Net Assets:
Par value of shares of beneficial interest	$1,195	$31,585	$269,444
Paid in capital	1,373,285	36,472,370	287,249,560
Accumulated earnings (loss)	(42,311)	1,093,332	10,051,987
Net Assets	$1,332,169	$37,597,287	$297,570,991

Net Asset Value Per Share
Class A
Net Assets	$—	$—	$15,663,873
Shares of beneficial interest outstanding	—	—	1,391,208
Net asset value	$—	$—	$11.26
Offering price per share (maximum sales charge of 2.00%)	$—	$—	$11.49

Class C
Net Assets	$—	$—	$5,615,580
Shares of beneficial interest outstanding	—	—	510,529
Net asset value/offering price per share	$—	$—	$11.00

Class I
Net Assets	$1,064,592	$7,048,515	$215,002,719
Shares of beneficial interest outstanding	95,683	597,274	19,544,038
Net asset value/offering price per share	$11.13	$11.80	$11.00

Class R6
Net Assets	$267,577	$30,548,772	$61,288,819
Shares of beneficial interest outstanding	$23,789	$2,561,236	$5,498,627
Net asset value/offering price per share	$11.25	$11.93	$11.15

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF OPERATIONS
For Year Ended November 30, 2021

	Easterly	Easterly	Easterly
	EHS	Total Hedge	Structured Credit
	Fund	Portfolio	Value Fund
Investment Income:
Dividend income	$40,314	$355,326	$—
Interest income	11	58	12,333,792
Dividend income from Affiliates	10,744	80,801	—
Less: Foreign withholding taxes	(48)	(98)	—
Total Investment Income	51,021	436,087	12,333,792

Operating Expenses:
Management fees	36,693	212,420	3,005,465
Distribution (12b-1) fees
Class A Shares	—	43	38,157
Class C Shares	22	144	46,969
Administration fees	13,890	27,212	354,604
Supervisory fees	2,697	2,688	42,474
Registration fees	12,049	15,966	88,279
Custodian fees	18,063	19,097	44,745
Shareholder servicing fees	4,713	16,200	222,143
Transfer Agent fees	13,989	17,440	51,933
Legal fees	17,122	17,006	27,236
Audit fees	6,466	13,896	31,268
Printing and postage expense	3,178	5,392	52,542
Trustees’ fees	6,130	6,220	22,481
Interest expenses	2,279	6,123	62,954
Compliance officer fees	5,054	5,334	10,164
Insurance expense	139	387	6,903
Miscellaneous expenses	3,036	3,635	11,656
Total Operating Expenses	145,520	369,203	4,119,973

Less: Expenses waived	(99,399)	(101,288)	(472,087)
Total Waivers	(99,399)	(101,288)	(472,087)

Net Operating Expenses	46,121	267,915	3,647,886

Net Investment Income	4,900	168,172	8,685,906

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	911,479	1,692,195	5,101,871
Distribution of realized gain (loss) by underlying
Affiliated Investments	18,885	57,367	—
Options Purchased	—	(83,615)	—
Options Written	—	83,615	—
Swaps	6,064	24,835	(202,778)
Net realized gain	936,428	1,774,397	4,899,093

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency translations	(334,338)	(1,172,954)	(870,724)
Affiliated Investments	(17,211)	(41,817)	—
Options Purchased	—	30,741	—
Options Written	—	(28,106)	—
Swaps	—	(35,178)	94,129
Net change in unrealized appreciation (depreciation)	(351,549)	(1,247,314)	(776,595)
Net Realized and Unrealized Gain/(Loss) on investments	584,879	527,083	4,122,498

Net Increase in Net Assets Resulting From Operations	$589,779	$695,255	$12,808,404

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Easterly EHS Fund				Easterly Total Hedge Portfolio			Easterly Structured Credit Value Fund

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	November 30, 2021		November 30, 2020		November 30, 2021		November 30, 2020	November 30, 2021	November 30, 2020
Operations:
Net investment income	$4,900		$31,553		$168,172		$240,858	$8,685,906	$4,504,190
Net realized gain (loss) on investments	936,428		66,619		$1,774,397		240,514	4,899,093	5,597,564
Net change in unrealized appreciation on investments	(351,549)		367,117		$(1,247,314)		462,562	(776,595)	5,475,283
Net increase in net assets resulting from operations	589,779		465,289		695,255		943,934	12,808,404	15,577,037

Distributions to Shareholders:
From Return of Capital:
Class I	(1,937)		—		—		—	—	—
Class R6	(7,639)		—		—		—	—	—
Total Distributions:
Class I	(175,537)		(5,181)		(86,170)		(192,097)	(9,539,450)	(2,386,869)
Class A	—		(0	) *	(845)		(1,656)	(838,592)	(292,186)
Class C	—		(77)		(745)		(1,171)	(215,709)	(117,041)
Class R6	(711,784)		(39,002)		(85,657)		(208,942)	(3,808,909)	(2,931,598)
Total Dividends and Distributions to Shareholders	(896,897)		(44,260)		(173,417)		(403,866)	(14,402,660)	(5,727,694)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	745,105	**	—		1,569,771	**	41,555	164,764,377	125,085,076
Class A	—		—		3,700		—	15,195,711	20,284,097
Class C	—		—		—		—	3,836,898	2,320,531
Class R6	610,482		2,803,013		28,113,250		1,865,826	22,396,032	43,689,978
Reinvestment of dividends and distributions
Class I	177,474		5,181		86,170		192,097	7,698,232	1,868,577
Class A	—		0	*	845		1,656	746,916	263,345
Class C	—		77		457		1,171	141,008	75,191
Class R6	556,028		24,865		67,479		157,561	2,820,353	1,517,647
Cost of shares redeemed
Class I	(8,673)		(4,328)		(240,231)		(351,607)	(68,480,268)	(24,900,945)
Class A	(14	) **	—		(58,467	) **	—	(12,679,013)	(9,172,331)
Class C	(7,270	) **	—		(47,536	) **	—	(1,586,860)	(759,065)
Class R6	(4,716,351)		(923,515)		(3,060,040)		(2,557,176)	(26,011,648)	(16,892,252)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,643,219)		1,905,293		26,435,398		(648,917)	108,841,738	143,379,849

Total Increase (Decrease) in Net Assets	(2,950,337)		2,326,322		26,957,236		(108,849)	107,247,482	153,229,192

Net Assets:
Beginning of year/period	4,282,506		1,956,184		10,640,051		10,748,900	190,323,509	37,094,317
End of year	$1,332,169		$4,282,506		$37,597,287		$10,640,051	$297,570,991	$190,323,509

Share Activity
Shares sold
Class I	58,885	**	—		135,321	**	4,023	14,925,443	11,803,882
Class A	—		—		325		—	1,346,418	1,868,358
Class C	—		—		—		—	347,401	219,343
Class R6	46,286		258,687		2,333,709		186,794	2,002,196	4,142,915
Shares Reinvested
Class I	15,733		498		7,680		18,705	702,539	176,511
Class A	—		0	***	76		161	66,701	24,314
Class C	—		7		41		114	12,887	7,225
Class R6	48,728		2,386		5,972		15,297	255,138	144,072
Shares redeemed
Class I	(760)		(399)		(20,480)		(33,555)	(6,191,715)	(2,348,929)
Class A	(1	) **	—		(5,053	) **	—	(1,120,620)	(834,692)
Class C	(563	) **	—		(4,148	) **	—	(143,536)	(73,332)
Class R6	(405,197)		(92,629)		(254,635)		(254,897)	(2,327,404)	(1,592,686)
Net Increase (decrease) in shares of beneficial interest	(236,889)		168,550		2,198,808		(63,358)	9,875,448	13,536,981

*	Less than $1.00.

**	Share Transactions of Beneficial Interest and Share Activity include the Conversion of Class A and C shares into I shares (see note 1).

***	Less than 1 share.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly EHS Fund
	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2021	2020	2019	2018	2017 (1)
Net Asset Value, Beginning of Year/Period	$11.95	$10.40	$10.37	$10.58	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.09)	0.16	0.13	0.11	0.00	**
Net realized and unrealized gain (loss)	1.52	1.63	0.45	(0.24)	0.58
Total from investment operations	1.43	1.79	0.58	(0.13)	0.58

Dividends and Distributions:
Dividends from return of capital	(0.02)	—	—	—	—
Dividends from net investment income	(0.08)	(0.24)	(0.16)	(0.04)	—
Distributions from realized gains	(2.15)	—	(0.39)	(0.04)	—
Total dividends and distributions	(2.25)	(0.24)	(0.56)	(0.08)	—
Net Asset Value, End of Year/Period	$11.13	$11.95	$10.40	$10.37	$10.58

Total Return*	11.81%	17.55%	6.12%	(1.20)%	5.80%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,065	$261	$226	$209	$212

Ratio of gross operating expenses to average net assets including interest expense (3,6)	6.90%	4.60%	4.11%	2.99%	17.28	% (5)
Ratio of net operating expenses to average net assets including interest expense (3,7)	1.68%	1.49%	1.50%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,10)	(0.72)%	1.52%	1.35%	0.99%	0.12	% (5)
Portfolio Turnover Rate	400%	145%	143%	181%	125	% (4)

	Easterly EHS Fund
	Class R6
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2021	2020	2019	2018	2017 (1)
Net Asset Value, Beginning of Year/Period	$12.02	$10.42	$10.37	$10.59	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.05	0.19	0.19	0.10	0.00	**
Net realized and unrealized gain (loss)	1.43	1.65	0.41	(0.24)	0.59
Total from investment operations	1.48	1.84	0.60	(0.14)	0.59

Dividends and Distributions:
Dividends from return of capital	(0.02)	—	—	—	—
Dividends from net investment income	(0.08)	(0.24)	(0.16)	(0.04)	—
Distributions from realized gains	(2.15)	—	(0.39)	(0.04)	—
Total dividends and distributions	(2.25)	(0.24)	(0.56)	(0.08)	—
Net Asset Value, End of Year/Period	$11.25	$12.02	$10.42	$10.37	$10.59

Total Return*	12.18%	18.00%	6.32%	(1.30)%	5.90%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$268	$4,015	$1,725	$5,298	$2,668

Ratio of gross operating expenses to average net assets including interest expense (3,8)	3.14%	4.17%	4.01%	2.79%	7.83	% (5)
Ratio of net operating expenses to average net assets including interest expense (3,9)	1.14%	1.12%	1.36%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	0.38%	1.85%	1.90%	0.90%	(0.15	)% (5)
Portfolio Turnover Rate	400%	145%	143%	181%	125	% (4)

(1)	Class I and Class R6 commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (3)	6.70%	4.60%	4.10%	2.99%	17.28	% (5)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (3)	1.48%	1.49%	1.49%	1.49%	1.49	% (5)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (3)	3.11%	4.17%	4.00%	2.79%	7.83	% (5)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (3)	1.11%	1.12%	1.35%	1.49%	1.49	% (5)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Total Hedge Portfolio
	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2021	2020	2019	2018	2017 (1)
Net Asset Value, Beginning of Year/Period	$11.05	$10.49	$10.13	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.08	0.21	0.18	0.12	0.04
Net realized and unrealized gain (loss)	0.85	0.74	0.46	(0.30)	0.36
Total from investment operations	0.93	0.95	0.64	(0.18)	0.40

Dividends and Distributions:
Dividends from net investment income	—	(0.39)	(0.17)	(0.07)	—
Distributions from realized gains	(0.18)	—	(0.11)	(0.02)	—
Total dividends and distributions	(0.18)	(0.39)	(0.28)	(0.09)	—
Net Asset Value, End of Year/Period	$11.80	$11.05	$10.49	$10.13	$10.40

Total Return*	8.51%	9.39%	6.54%	(1.73)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$7,049	$5,247	$5,095	$4,523	$520

Ratio of gross operating expenses to average net assets including interest expense (3,6)	1.89%	2.25%	2.53%	2.50%	12.24	% (5)
Ratio of net operating expenses to average net assets including interest expense (3,7)	1.51%	1.52%	1.52%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,10)	0.70%	2.10%	1.74%	1.19%	0.84	% (5)
Portfolio Turnover Rate	127%	117%	114%	195%	83	% (4)

	Easterly Total Hedge Portfolio
	Class R6
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2021	2020	2019	2018	2017 (1)
Net Asset Value, Beginning of Year/Period	$11.12	$10.52	$10.14	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.10	0.25	0.20	0.16	0.03
Net realized and unrealized gain (loss)	0.89	0.74	0.46	(0.33)	0.37
Total from investment operations	0.99	0.99	0.66	(0.17)	0.40

Dividends and Distributions:
Dividends from net investment income	—	(0.39)	(0.17)	(0.07)	—
Distributions from realized gains	(0.18)	—	(0.11)	(0.02)	—
Total dividends and distributions	(0.18)	(0.39)	(0.28)	(0.09)	—
Net Asset Value, End of Year/Period	$11.93	$11.12	$10.52	$10.14	$10.40

Total Return*	9.01%	9.75%	6.73%	(1.63)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$30,549	$5,297	$5,565	$8,233	$1,753

Ratio of gross operating expenses to average net assets including interest expense (3,8)	1.66%	2.25%	2.53%	2.38%	6.30	% (5)
Ratio of net operating expenses to average net assets including interest expense (3,9)	1.14%	1.15%	1.35%	1.39%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,10)	0.83%	2.50%	2.00%	1.54%	0.66	% (5)
Portfolio Turnover Rate	127%	117%	114%	195%	83	% (4)

(1)	Class I and Class R6 commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (3)	1.86%	2.22%	2.50%	2.50%	12.24	% (5)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (3)	1.48%	1.49%	1.49%	1.49%	1.49	% (5)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (3)	1.63%	2.22%	2.50%	2.38%	6.30	% (5)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (3)	1.11%	1.12%	1.32%	1.39%	1.49	% (5)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout the year/period)

	Easterly Structured Credit Value Fund
	Class A
	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	November 30,		November 30,		November 30,		November 30,
	2021		2020		2019		2018 (1)
Net Asset Value, Beginning of Year/Period	$11.35		$10.68		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.36		0.42		0.41		0.10
Net realized and unrealized gain	0.24		0.95		0.46		0.06
Total from investment operations	0.60		1.37		0.87		0.16

Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.52)		(0.34)		—
Distributions from realized gains	(0.31)		(0.18)		(0.01)		—
Total dividends and distributions	(0.69)		(0.70)		(0.35)		—

Redemption Fees	—		—		0.00	**	—

Net Asset Value, End of Year/Period	$11.26		$11.35		$10.68		$10.16

Total Return*	5.44	% #	13.54	% #	8.67	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$15,664		$12,466		$435		$19

Ratio of gross operating expenses to average net assets including interest expense (5,6)	1.86%		2.01%		2.38%		2.18	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,7)	1.76%		1.79%		1.74%		1.74	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	3.18%		3.89%		3.84%		3.27	% (3)
Portfolio Turnover Rate	84%		132%		111%		37	% (4)

	Easterly Structured Credit Value Fund
	Class C
	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	November 30,		November 30,		November 30,		November 30,
	2021		2020		2019		2018 (1)
Net Asset Value, Beginning of Year/Period	$11.10		$10.45		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.27		0.33		0.32		0.10
Net realized and unrealized gain	0.24		0.93		0.31		0.06
Total from investment operations	0.51		1.26		0.63		0.16

Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.43)		(0.33)		—
Distributions from realized gains	(0.31)		(0.18)		(0.01)		—
Total dividends and distributions	(0.61)		(0.61)		(0.34)		—

Redemption Fees	—		—		—		—

Net Asset Value, End of Year/Period	$11.00		$11.10		$10.45		$10.16

Total Return*	4.71%		12.62%		6.24	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5,616		$3,262		$1,468		$0	***

Ratio of gross operating expenses to average net assets including interest expense (5,8)	2.61%		2.81%		3.11%		3.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,9)	2.51%		2.54%		2.49%		2.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	2.41%		3.12%		3.09%		3.27	% (3)
Portfolio Turnover Rate	84%		132%		111%		37	% (4)

(1)	Class A and Class C commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.83%	1.96%	2.38%	2.18	% (3)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (5)	1.73%	1.74%	1.74%	1.74	% (3)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	2.58%	2.76%	3.11%	3.01	% (3)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (5)	2.48%	2.49%	2.49%	2.49	% (3)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout the year/period)

	Easterly Structured Credit Value Fund
	Class I
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,
	2021	2020	2019	2018 (1)
Net Asset Value, Beginning of Year/Period	$11.10	$10.46	$10.15	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.38	0.44	0.40	0.07
Net realized and unrealized gain	0.23	0.93	0.30	0.08
Total from investment operations	0.61	1.37	0.70	0.15

Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.55)	(0.38)	—
Distributions from realized gains	(0.31)	(0.18)	(0.01)	—
Total dividends and distributions	(0.71)	(0.73)	(0.39)	—

Redemption Fees	—	—	0.00 **	0.00	**

Net Asset Value, End of Year/Period	$11.00	$11.10	$10.46	$10.15

Total Return*	5.74%	13.80%	6.97%	1.50%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$215,003	$112,226	$4,982	$1,007

Ratio of gross operating expenses to average net assets including interest expense (5,6)	1.61%	1.79%	1.99%	2.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,7)	1.51%	1.54%	1.49%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	3.40%	4.11%	3.88%	2.30	% (3)
Portfolio Turnover Rate	84%	132%	111%	37	% (4)

	Easterly Structured Credit Value Fund
	Class R6
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,
	2021	2020	2019	2018 (1)
Net Asset Value, Beginning of Year/Period	$11.20	$10.51	$10.16	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.43	0.48	0.43	0.07
Net realized and unrealized gain	0.23	0.94	0.31	0.08
Total from investment operations	0.66	1.42	0.74	0.15

Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.55)	(0.38)	—
Distributions from realized gains	(0.31)	(0.18)	(0.01)	—
Total dividends and distributions	(0.71)	(0.73)	(0.39)	—

Redemption Fees	—	—	0.00 **	0.01

Net Asset Value, End of Year/Period	$11.15	$11.20	$10.51	$10.16

Total Return*	6.16%	14.23%	7.36%	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$61,289	$62,369	$30,209	$34,604

Ratio of gross operating expenses to average net assets including interest expense (5,8)	1.63%	1.80%	1.93%	1.87	% (3)
Ratio of net operating expenses to average net assets including interest expense (5,9)	1.14%	1.17%	1.13%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,10)	3.82%	4.51%	4.11%	2.27	% (3)
Portfolio Turnover Rate	84%	132%	111%	37	% (4)

(1)	Class I and Class R6 commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.58%	1.74%	2.00%	2.01	% (3)

(7)	Ratio of net operating expenses to average net assets excluding interest expense (5)	1.48%	1.49%	1.49%	1.49	% (3)

(8)	Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.61%	1.75%	1.93%	1.87	% (3)

(9)	Ratio of net operating expenses to average net assets excluding interest expense (5)	1.11%	1.12%	1.13%	1.49	% (3)

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of nine series. These financial statements include the following three series:

New Fund Name Effective August 23, 2021	Formerly Known As Prior to August 23, 2021
Easterly EHS Fund	James Alpha EHS Fund
Easterly Total Hedge Portfolio	James Alpha Total Hedge Portfolio
Easterly Structured Credit Value Fund	James Alpha Structured Credit Value Fund

The Easterly EHS Fund, Easterly Total Hedge Portfolio and Easterly Structured Credit Value Fund are diversified funds.

Easterly Funds LLC serves as the Funds’ Advisor. Orange Investment Advisors LLC serves as Easterly Structured Credit Value Fund’s Sub-Advisor.

The James Alpha EHS Portfolio, the James Alpha Total Hedge Portfolio and the James Alpha Structured Credit Value Portfolio (each an “Existing Fund”) were reorganized on March 19, 2021, from a series of The Saratoga Advantage Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly EHS Fund, Easterly Total Hedge Portfolio and Easterly Structured Credit Value Fund (each a “Survivor Fund”). As a series of the Trust, Class I and Class S of the Existing Funds converted to Class I and Class R6 of the Surviving Funds, respectively. Class A and Class C for all Existing Funds except James Alpha Structured Credit Value Portfolio converted to Class I of the Surviving Fund. Easterly Structured Credit Value Fund is a continuation of the predecessor for Class A and Class C. Each Existing Fund and its corresponding Survivor Fund have the same investment objective, principal investment strategies. The details of this re-organization are shown below.

At the Close of Business on March 19, 2021

	James Alpha EHS Portfolio	Easterly EHS Fund	NAVs
Net Assets Class A	14	—
Net Assets Class C	7,270	—
Net Assets Class I	286,204	293,488	12.98
Net Asset Class S/R6	4,196,394	4,196,394	13.07

Shares Redeemed/ Received Class A	1	—
Shares Redeemed/ Received Class C	563	—
Shares Redeemed/ Received Class I	22,053	22,615
Shares Redeemed/ Received Class S/R6	321,018	321,018

	James Alpha Total Hedge	Easterly Total Hedge
	Portfolio	Portfolio	NAVs
Net Assets Class A	58,491	—
Net Assets Class C	47,516	—
Net Assets Class I	5,824,419	5,930,426	11.62
Net Asset Class S/R6	5,731,846	5,731,846	11.71

Shares Redeemed/ Received Class A	5,054	—
Shares Redeemed/ Received Class C	4,148	—
Shares Redeemed/ Received Class I	501,200	510,322
Shares Redeemed/ Received Class S/R6	489,476	489,476

	James Alpha Structured Credit	Easterly Structured Credit
	Value Portfolio	Value Fund	NAVs
Net Assets Class A	16,682,040	16,682,040	11.29
Net Assets Class C	3,897,359	3,897,359	11.04
Net Assets Class I	155,033,792	155,033,792	11.04
Net Asset Class S/R6	56,780,461	56,780,461	11.16

Shares Redeemed/ Received Class A	1,476,981	1,476,981
Shares Redeemed/ Received Class C	353,046	353,046
Shares Redeemed/ Received Class I	14,037,493	14,037,493
Shares Redeemed/ Received Class S/R6	5,089,090	5,089,090

Fund	Primary Objective
Easterly EHS	Long-term risk-adjusted returns relative to traditional financial market indices.
Easterly Total Hedge	Long-term risk adjusted returns relative to traditional financial market indices.
Easterly Structured Credit Value	High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021 (Continued)

Currently, Easterly Structured Credit Value Fund offers Class A, Class C, Class I and Class R6 shares and the Easterly EHS Fund, Easterly Total Hedge Portfolio offers Class I and Class R6. Class A shares are offered at net asset value plus a maximum sales load of 2.00%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Funds’ pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2021, for the Fund’ assets and liabilities measured at fair value:

Easterly EHS

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$891,741	$—	$—	$891,741
Exchange Traded Note	280	—	—	280
Open Ended Funds	300,628	—	—	300,628
Total	$1,192,649	$—	$—	$1,192,649
Asset Derivatives
Forward Currency Contracts	$—	$669	$—	$669
Total Assets	$1,192,649	$669	$—	$1,193,318
Liability Derivatives
Forward Currency Contracts	$—	$306	$—	$306
Total Liabilities	$—	$306	$—	$306

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021 (Continued)

Easterly Total Hedge

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,526,731	$—	$—	$26,526,731
Exchange Traded Notes	23,069	—	—	23,069
Open Ended Funds	7,719,128	—	—	7,719,128
Put Options Purchased	—	39,829	—	39,829
Total	$34,268,928	$39,829	$—	$34,308,757
Asset Derivatives
Forward Currency Contracts	$—	$13,311	$—	$13,311
Total Return Swap	—	26,696	—	26,696
Total Assets	$34,268,928	$79,836	$—	$34,348,764
Liability Derivatives
Forward Currency Contracts	$—	$6,238	$—	$6,238
Put Options Written	—	37,194	—	37,194
Total Liabilities	$—	$43,432	$—	$43,432

Easterly Structured Credit Value

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$202,249,099	$—	$202,249,099
Corporate Bonds	—	45,089,255	—	45,089,255
Non U.S. Government & Agencies	—	950,148	—	950,148
U.S. Government & Agencies	—	19,862,267	—	19,862,267
Total Assets	$—	$268,150,769	$—	268,150,769
Credit Default Swap	$—	$101,533	$—	$101,533
Total Liabilities	$—	$101,533	$—	$101,533

There were no level 3 securities held during the year.

*	Refer to the Schedules of Investments for industry or category classifications.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2018 to November 30, 2020, or expected to be taken in the Funds’ November 30, 2021 year-end tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ November 30, 2021 year-end tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2021, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Easterly EHS	Annually	Annually
Easterly Total Hedge	Annually	Annually
Easterly Structured Credit Value	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021 (Continued)

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign currency contracts. Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments

Market Disruptions Risk. The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Funds’ securities or other assets. Such impacts may adversely affect the performance of the Funds.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Funds LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Funds LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Funds LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Funds LLC and the Funds, Easterly Funds LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Funds LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 19, 2023.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021 (Continued)

							Management
							Fee Waived/
	Management	Expenses Limitation *					Expenses Reimbursed
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 11/30/2021
Easterly EHS	1.00%	N/A	N/A	1.48%	1.11%	3/19/2023	$99,399
Easterly Total Hedge	1.00%	N/A	N/A	1.48%	1.11%	3/19/2023	101,288
Easterly Structured Credit Value	1.20%	1.73%	2.48%	1.48%	1.11%	3/19/2023	472,087

*	Prior to March 19, 2021 the expense limitations were 1.74%, 2.49%, 1.49% and 1.12% for Class A, C, I and R6, respectively.

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	11/30/2022	11/30/2023	11/30/2024
Easterly EHS	$63,980	$53,524	$99,399
Easterly Total Hedge	94,545	96,283	101,288
Easterly Structured Credit Value	194,708	441,960	472,087

(c) Ultimus Fund Distributors, LLC (“UFD”) is the Trust’s Distributor. The Trust with respect to Easterly Structured Credit Value has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Fund will pay UFD and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets. Prior to March 19, 2021, Northern Lights Distributor, LLC (“NLD”) was the Funds’ Distributor.

For the year ended, November 30, 2021, NLD and UFD received sales charges on sales of the Funds’ Class A shares.

Northern Lights Distributors, LLC
Fund	Sales Charges
Class A
Easterly EHS	—
Easterly Total Hedge	—
Easterly Structured Credit Value	26,668

Fund	UFD Sales Charges
Class A
Easterly Structured Credit Value	47,829

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Prior to March 19, 2021, pursuant to the terms of the Trust’s Custody Administration Agreement with UFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

(e) Affiliated Investments — The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor. Companies which are affiliates of the Funds at November 30, 2021, are noted in the Fund’s Schedule of Investments.

							Change in
					Realized	Dividend	Unrealized	Value at
Fund	Affiliated Holding	Value at 11/30/20	Purchases	Sales	Gain/(Loss)	Income	Gain/(Loss)	11/30/21
Easterly EHS	Easterly Hedged Equity Fund, Cl R6	$—	$340,000	$(343,847)	$3,847	$—	$—	$—
	Easterly Structured Credit Value Fund, Cl R6	246,833	301,699	(245,731)	15,038	10,744	(17,211)	300,628
Easterly Total Hedge	Easterly Hedged Equity Fund, Cl R6	—	1,355,000	—	—	—	41,322	1,396,322
	Easterly Structured Credit Value Fund, Cl R6	949,115	5,499,471	(750,000)	57,367	80,801	(83,139)	5,672,814

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021 (Continued)

3.	INVESTMENT TRANSACTIONS

(a) For the year ended November 30, 2021, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Easterly EHS	$12,829,858	$15,833,813
Easterly Total Hedge	49,530,844	25,193,114
Easterly Structured Credit Value	269,624,999	181,996,211

(b) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a Fund of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire Fund of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Options Contracts – Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(d) Swap Agreements – Certain Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021 (Continued)

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at November 30, 2021, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Easterly EHS
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$669
			Unrealized depreciation on forward currency exchange contracts	(306)
			Totals	$363
Easterly Total Hedge

	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$13,311
			Unrealized depreciation on forward currency exchange contracts	(6,238)
	Swap Contracts	Equity	Unrealized appreciation on swaps	26,696
			Totals	$33,769
Easterly Structured Credit
	Swap Contracts	Interest Rate	Unrealized depreciation on swaps	$(101,333)

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2021, were as follows:

				Realized and unrealized gain (loss) on
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	derivatives
Easterly EHS
	Swap Contracts
		Net realized gain on swaps
			Equity	$6,064

	Forward Contracts
		Net realized gain from investments and foreign currency transactions	Foreign Exchange	$1,874
		Net change in unrealized appreciation on investments and foreign currency transactions
			Foreign Exchange	$608

Easterly Total Hedge
	Swap Contracts
		Net realized gain on swaps
			Equity	$24,835
		Net change in unrealized depreciation on swaps
			Equity	$(35,178)
	Forward Contracts
		Net realized gain from investments and foreign currency transactions	Foreign Exchange	$30,323
		Net change in unrealized appreciation on investments and foreign currency transactions	Foreign Exchange	$8,198

Easterly Structured Credit
	Swap Contracts
		Net realized loss on swaps
			Interest Rate	$(202,778)
		Net change in unrealized appreciation on swaps
			Interest Rate	$94,129

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021 (Continued)

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of November 30, 2021.

		Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts Recognized in			Net Amount of Assets
	Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged *	(Liabilities)
EHS
Description of Asset:
Forward Foreign Currency Contracts	$669	306	$—	$363
Total	$669	$306	$—	$363
Description of Liability:
Forward Foreign Currency Contracts	$(306)	$306	$—	$—
	$(306)	$306	$—	$—
Total Hedge
Description of Asset:
Forward Foreign Currency Contracts	$13,311	6,238	$—	$7,073
Total Return Swaps	26,696	—	26,696	—
Total	$40,007	$6,238	$26,696	$7,073
Description of Liability:
Forward Foreign Currency Contracts	$(6,238)	$6,238	$—	$—
	$(6,238)	$6,238	$—	$—
Structured Credit
Description of Liability:
Credit Default Swap	$(101,333)	—	$(101,333)	$—
Total	$(101,333)	$—	$(101,333)	$—

*	Excess collateral not included.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	App/Dep
Easterly EHS	$1,221,948	$6,442	$(35,741)	$(29,299)
Easterly Total Hedge	35,061,406	193,139	(982,982)	(789,843)
Easterly Structured Credit Value	262,420,742	8,646,714	(3,297,450)	5,349,264

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2021 and November 30, 2020 was as follows:

	For the period ended November 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Easterly EHS	$812,198	$75,123	$9,576	$896,897
Easterly Total Hedge	147,880	28,375	—	176,255
Easterly Structured Credit Value	14,323,193	79,467	—	14,402,660

	For the period ended November 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Easterly EHS	$44,860	$—	$—	$44,860
Easterly Total Hedge	403,866	—	—	403,866
Easterly Structured Credit Value	5,685,368	42,326	—	5,727,694

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $2,838 for the Easterly Total Hedge Fund for the fiscal year ended November 30, 2021, and $600 for fiscal year ended November 30, 2020 for the Easterly EHS Fund, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021 (Continued)

As of November 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Easterly EHS	$—	$—	$(13,375)	$—	$—	$(28,936)	$(42,311)
Easterly Total Hedge	1,135,850	740,254	—	—	—	(782,772)	1,093,332
Easterly Structured Credit Value	2,183,038	2,521,242	—	—	—	5,347,707	10,051,987

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, 1256 options, swaps and passive foreign investment companies, and adjustments for partnerships, grantor trusts, contingent convertible debt securities, and C-Corporation return of capital distributions. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of $363, $7,071 and $(1,557) for the Easterly EHS, Easterly Total Hedge and the Easterly Structured Credit Portfolio, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Easterly EHS	$13,375
Easterly Total Hedge	—
Easterly Structured Credit Value	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended At November 30, 2021, the Funds utilized capital loss carry forwards for federal income tax purposes as follows:

	Non-Expiring	Non-Expiring		CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Easterly EHS	$—	$—	$—	$66,360
Easterly Total Hedge	—	—	—	—
Easterly Structured Credit Value	—	—	—	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2021 as follows:

Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Easterly EHS	$(29)	$29
Easterly Total Hedge	—	—
Easterly Structured Credit Value	—	—

6.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of November 30, 2021, the shareholders that own 25% or more of the voting securities are as follows:

Fund	Shareholder	Ownership %
Easterly EHS Cl I	Denis Nayden	99.98%
Easterly EHS Cl R6	National Financial Services LLC	99.99%
Easterly Total Hedge Cl I	Denis Nayden	94.81%
Easterly Total Hedge Cl R6	National Financial Services LLC	100.00%
Easterly Structured Credit Value Cl A	LPL Financial	59.23%
Easterly Structured Credit Value Cl I	National Financial Services LLC	33.65%
Easterly Structured Credit Value Cl R6	National Financial Services LLC	47.14%

7.	LINE OF CREDIT

Currently, the James Alpha Structured Credit Value Fund has a $22,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. During the year ended November 30, 2021, Easterly Structured Credit Value Fund did not access the line of credit.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2021 (Continued)

8.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. The Fund is currently evaluating the impact, if any, of applying this provision

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Effective on December 22, 2021, the Easterly Structured Credit Fund changed its name to Easterly Income Opportunities Fund.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of James Alpha Funds Trust d/b/a Easterly

Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Easterly EHS Fund (formerly James Alpha EHS Fund), Easterly Total Hedge Portfolio (formerly James Alpha Total Hedge Portfolio), and Easterly Structured Credit Value Fund (formerly James Alpha Structured Credit Value Fund), (collectively referred to as the “Funds”) each a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedules of investments, as of November 30, 2021, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2021, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting James Alpha Funds Trust d/b/a Easterly Funds Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Easterly EHS Fund	For the year ended November 30, 2021	For each of the two years in the period ended November 30, 2021	For each of the four years in the period ended November 30, 2021 and the period from August 18, 2017 (commencement of operations) through November 30, 2017

Easterly Total Hedge Portfolio	For the year ended November 30, 2021	For each of the two years in the period ended November 30, 2021	For each of the four years in the period ended November 30, 2021 and the period from June 30, 2017 (commencement of operations) through November 30, 2017

Easterly Structured Credit Value Portfolio	For the year ended November 30, 2021	For each of the two years in the period ended November 30, 2021	For each of the three years in the period ended November 30, 2021 and the period from August 14, 2018 (commencement of operations) through November 30, 2018

Basis for Opinion

These consolidated financial statements and financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements and financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

To the Shareholders and Board of Trustees

of James Alpha Funds Trust d/b/a Easterly

Funds Trust

Page Two

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 28, 2022

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 through November 30, 2021.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 06/01/2021	Value - 11/30/2021	06/01/2021-11/30/2021*	[Annualized]
Actual Expenses
Easterly EHS - Class I	1,000.00	992.30	7.39	1.48%
Easterly EHS - Class R6	1,000.00	993.20	5.55	1.11%
Easterly Total Hedge - Class I	1,000.00	989.10	7.38	1.48%
Easterly Total Hedge - Class R6	1,000.00	991.70	5.54	1.11%
Easterly Structured Credit Value - Class A	1,000.00	1,008.00	8.71	1.73%
Easterly Structured Credit Value - Class C	1,000.00	1,013.00	11.61	2.30%
Easterly Structured Credit Value - Class I	1,000.00	1,011.40	7.46	1.48%
Easterly Structured Credit Value - Class R6	1,000.00	1,014.70	5.61	1.11%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 06/01/2021	Value - 11/30/2021	06/01/2021-11/30/2021*	[Annualized]
[5% Return Before Expenses]
Easterly EHS - Class I	1,000.00	1,017.65	7.49	1.48%
Easterly EHS - Class R6	1,000.00	1,019.50	5.62	1.11%
Easterly Total Hedge - Class I	1,000.00	1,017.65	7.49	1.48%
Easterly Total Hedge - Class R6	1,000.00	1,019.50	5.62	1.11%
Easterly Structured Credit - Class I	1,000.00	1,017.65	7.49	1.48%
Easterly Structured Credit - Class A	1,000.00	1,016.39	8.74	1.73%
Easterly Structured Credit - Class C	1,000.00	1,013.54	11.61	2.30%
Easterly Structured Credit - Class R6	1,000.00	1,019.50	5.62	1.11%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Name, Year of Birth, and Address	Position(s) Held with Trust	Term*/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE:
Darrell Crate, Year of Birth: 1967 515 Madison Avenue 24thFloor New York, NY 10022	President and Chairperson of the Board	Since 2021	Chief Executive Officer of Easterly Funds LLC (May 2020 – Present) and Managing Principal of Easterly Asset Management LP	9	Chairman of the Board and Director of Easterly Government Properties Inc. (May 2015 – Present); Chairman of the Board and Director of Easterly Acquisition Corp. (August 2015 to November 2018)
INDEPENDENT TRUSTEES:
David Knowlton, Year of Birth: 1957 515 Madison Avenue 24th Floor New York, NY 10022	Trustee	Since 2021	Managing Partner of Three Ocean Partners LLC	9	Director of Easterly Acquisition Corp. (August 2015 to November 2018)
Neil Medugno, Year of Birth: 1957 515 Madison Avenue 24th Floor New York, NY 10022	Trustee	Since 2021	Retired; Partner, Wellington Management Company LLP, Chief Financial Officer, Wellington Funds Group (investment management) (1994 – 2017)	9	Trustee of Six Circles Trust (July 2017 – Present)
Patricia Walker, Year of Birth: 1966 515 Madison Avenue 24thFloor New York, NY 10022	Trustee	Since 2021	Retired; Senior Advisor of Best Buy Co., Inc. (March 2020 – August 2020); President, Home and Services of Best Buy Co., Inc. (April 2016 – March 2020); Senior Managing Director of Accenture plc (July 2000 – April 2016)	9	Director of BUILD Boston (June 2020 – Present)
OFFICERS:
Michael Montague, Year of Birth: 1975 515 Madison Avenue 24thFloor New York, NY 10022	Treasurer	Since 2021	Chief Operating Officer of Easterly Funds LLC and James Alpha Management, LLC	Not Applicable	Not Applicable

Emile Molineaux, Year of Birth: 1962 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Chief Compliance Officer	Since 2021	Senior Compliance Officer (2011 – Present) Northern Lights Compliance Services, LLC	Not Applicable	Not Applicable
Chad Bitterman, Year of Birth: 1972 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Anti-Money Laundering Compliance Officer	Since 2021	Compliance Officer (2010 – Present) Northern Lights Compliance Services, LLC	Not Applicable	Not Applicable
Amaris Sahota, Year of Birth: 1992 515 Madison Avenue 24th Floor New York, NY 10022	Secretary	Since 2021	Chief Operating Officer, Easterly Management Operations LLC (May 2021 – Present); Senior Management Consultant, The Poirier Group (2018 – 2021); Rotational Program, Sun Life Financial (2015 – 2018)	Not Applicable	Not Applicable
Eric Colandrea, Year of Birth: 1974 515 Madison Avenue 24th Floor New York, NY 10022	Chief Legal Officer and Senior Vice President	Since 2021	General Counsel of Easterly Funds LLC (May 2020 – Present) and Easterly Asset Management LP (February 2016 – Present)	Not Applicable	Not Applicable
Erik Naviloff, Year of Birth: 1968 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Assistant Treasurer	Since 2021	Vice President, Gemini Fund Services, LLC (2011 – present)	Not Applicable	Not Applicable
Timothy Burdick, Year of Birth: 1986 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Assistant Secretary	Since 2021	Assistant Vice President, Gemini Fund Services, LLC (2019 – present); Senior Program Compliance Manager, CJ Affiliate (2016 – 2019).	Not Applicable	Not Applicable

*	Each Trustee will serve an indefinite term until they resign or retire and/or their successor, if any, is duly elected and qualified. Officers of the Trust serve at the pleasure of the Board.

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust dba Easterly Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust dba Easterly Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust dba Easterly Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust dba Easterly Funds Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    James Alpha Funds Trust dba Easterly Funds Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust dba Easterly Funds Trust doesn’t jointly market..

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

JAMES ALPHA1130-AR21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

	Registrant	Advisor
FYE 11/30/21	$36,500	$ 0.00

(b)	Audit-Related Fees

	Registrant	Advisor
FYE 11/30/21	$0.00	$ 0.00

(c)	Tax Fees

	Registrant	Advisor
FYE 11/30/21	$14,500	$ 0.00

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

	Registrant	Advisor
FYE 11/30/21	$0.00	$ 0.00

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	Registrant	Advisor
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended November 30, 2020, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of November 30, 2020, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Alpha Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 08/26/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 08/26/22

By (Signature and Title)

* /s/ Michael Montague

Michael Montague, Treasurer and Principal Financial Officer

Date 08/26/22

* Print the name and title of each signing officer under his or her signature.